S-K 1604, De-SPAC Transaction	Apr. 14, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]	After careful consideration, the MLAC Board has unanimously approved the Business Combination Agreement and the other Proposals described in the accompanying proxy statement/prospectus and the MLAC Board has determined that it is advisable to consummate the Business Combination. The MLAC Board did not obtain a fairness opinion (or any similar report or appraisal) in connection with its determination to approve the Business Combination. However, MLAC’s management, the members of the MLAC Board and the other representatives of MLAC have experience in evaluating the operating and financial merits of cryptocurrency companies and reviewed certain financial information of Pubco and the Company and other relevant financial information selected based on the experience and the professional judgment of MLAC’s management team. Accordingly, investors will be relying solely on the judgment of the MLAC Board in valuing Pubco and the Company’s business and accordingly, investors assume the risk that the MLAC Board may not have properly valued such business.
De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]	The MLAC Board did not obtain a fairness opinion (or any similar report or appraisal) in connection with its determination to approve the Business Combination. However, MLAC’s management, the members of the MLAC Board and the other representatives of MLAC have experience in evaluating the operating and financial merits of cryptocurrency companies and reviewed certain financial information of Pubco and the Company and other relevant financial information selected based on the experience and the professional judgment of MLAC’s management team. Accordingly, investors will be relying solely on the judgment of the MLAC Board in valuing the Company’s business and accordingly, investors assume the risk that the MLAC Board may not have properly valued such business.
De-SPAC Forepart, Sponsor Compensation [Table Text Block]

Entity	Interest in Securities/Other Consideration to be Received	Price Paid or to be Paid or Consideration Provided
Sponsor

2,800,000 MLAC Class B Ordinary Shares, of which 1,600,000 Sponsor Earnout Shares shall be held in escrow and shall vest and be released from escrow, in the amounts specified below, upon Pubco meeting the milestones specified below:

$25,000 paid to purchase the 7,187,500 MLAC Class B Ordinary Shares (of which 4,387,500 shares will be forfeited upon the Closing).
(i)Upon the occurrence of Triggering Event I, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor;
(ii)Upon the occurrence of Triggering Event II, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor; and
(iii)Upon the occurrence of Triggering Event III, 533,334 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor.
Sponsor	Additional MLAC Class A Ordinary Shares and/or cash	Amounts outstanding at the Closing under any MLAC Working Capital Loan will be repaid, at the lender’s option, in either cash or by the issuance of MLAC Class A Ordinary Shares at $10.00 per share.

De-SPAC Forepart, Sponsor Compensation, Footnotes [Text Block]	Because the Sponsor acquired its 7,187,500 MLAC Class B Ordinary Shares at a nominal price, the Public Shareholders will incur substantial and immediate dilution upon the Closing of the Business Combination.
De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]

This summary highlights selected information from this proxy statement/prospectus and does not contain all the information that is important to you. You should carefully read this entire proxy statement/prospectus, including the Business Combination Agreement attached as Annex A to this proxy statement/prospectus as well as the other Annexes attached to the proxy statement/prospectus.

The Parties

MLAC

MLAC is a blank check company incorporated in the Cayman Islands as an exempted company with limited liability on June 14, 2024. MLAC was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. The MLAC Class A Ordinary Shares, MLAC Units and MLAC Share Rights are currently listed on The Nasdaq Global Market under the symbols “MLAC,” “MLACU” and “MLACR,” respectively.

MLAC completed the MLAC IPO of 23,000,000 MLAC Class A Ordinary Shares on December 16, 2024, generating gross proceeds to MLAC of $230,000,000. Simultaneously with the closing of the MLAC IPO, MLAC completed the sale to the Sponsor and BTIG of 805,000 MLAC Private Placement Shares at a purchase price of $10.00 per MLAC Private Placement Shares in the MLAC Private Placement, generating gross proceeds to MLAC of $8,050,000. Following the closing of the MLAC IPO, a total of $231,150,000, comprised of the net proceeds from the MLAC IPO and the MLAC Private Placement, was placed in the Trust Account. As of December 31, 2025, the Trust Account balance was approximately $243.5 million. Since the MLAC IPO, MLAC’s activity has been limited to efforts toward locating and completing a suitable business combination.

The mailing address of MLAC’s principal executive office is 930 Tahoe Blvd STE 802 PMB 45, Incline Village, NV 89451, and its telephone number is (775) 204-1489. Prior to the consummation of the Business Combination, MLAC will effect the Domestication, pursuant to which MLAC will transfer by way of continuation to and become a Delaware corporation, and at least two hours after the Domestication, MLAC Merger Sub will merge with and into MLAC, with MLAC continuing as the surviving company and a wholly- owned subsidiary of Pubco.

Pubco

Pubco was incorporated as a corporation organized under the laws of Delaware on September 22, 2025, solely for the purpose of effectuating the Business Combination described herein. It currently owns no material assets and does not presently operate any business.

Following the Closing, it will be an operating company engaged in a number of businesses focused on AVAX. Following the Closing, Pubco will engage in the following principal activities: (i) the targeted accumulation of AVAX; (ii) tailored treasury management geared towards staking yield and other asset management levers intended to compound AVAX per share over time and (iii) the further ecosystem integration, including the potential provision of Avalanche-focused infrastructure, such as the operation of validator nodes, L1 activation and other corporate development activities, to expand exposure to Avalanche.

On September 25, 2025, Pubco issued one thousand (1,000) shares of common stock to Seller for nominal consideration. These shares represent all shares in the capital of Pubco that are currently issued and outstanding and, at the Company Merger Effective Time and by virtue of the Mergers, will be automatically canceled and extinguished without any conversion thereof or payment therefor. For descriptions of Pubco securities, see “Description of Pubco Securities.”

Prior to the consummation of the Business Combination, (i) the directors of Pubco are Mr. Robert Hadick and Mr. Gerald Bartholomew Smith; (ii) the officers are Mr. Gerald Bartholomew Smith (President) and Ms. Laine Mihalchick Moljo (Secretary) and (iii) the sole shareholder of Pubco is Seller.

The mailing address of Pubco’s registered office is 251, Little Falls Drive, Wilmington, County of New Castle, 19808, State of Delaware. Immediately prior to the consummation of the Business Combination, Pubco’s mailing address will be 413 W 14th Street, Floor 2, PMB 4633, New York, State of New York, 10014.

MLAC Merger Sub

MLAC Merger Sub was incorporated in Delaware on September 26, 2025 solely for the purpose of effectuating the Business Combination described herein. MLAC Merger Sub has no material assets and does not operate any business.

Prior to the consummation of the Business Combination, the sole director of MLAC Merger Sub is Gerald Bartholomew Smith and the sole shareholder of MLAC Merger Sub is Pubco. In connection with the consummation of the Business Combination, MLAC Merger Sub will merge with and into MLAC, with MLAC continuing as the surviving company and a wholly-owned subsidiary of Pubco, and the MLAC shareholders will receive one share of Pubco Class A Stock for each MLAC Class A Ordinary Share held by such shareholder. Each holder of MLAC Rights receiving one share of Pubco Class A Stock in exchange for every ten (10) MLAC Rights held by such holder.

The mailing address of MLAC Merger Sub’s registered office is 251, Little Falls Drive, Wilmington, County of New Castle, 19808, State of Delaware.

Company Merger Sub

Company Merger Sub was incorporated as a limited liability company organized under the laws of Delaware on September 26, 2025, solely for the purpose of effectuating the Business Combination described herein. Company Merger Sub has no material assets and does not operate any business.

Prior to the consummation of the Business Combination, the sole member of Company Merger Sub is Pubco. In connection with the consummation of the Business Combination, Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving company and a wholly owned subsidiary of Pubco.

The mailing address of Company Merger Sub’s registered office is 251, Little Falls Drive, Wilmington, County of New Castle, 19808, State of Delaware.

Company

The Company is a newly formed company that will be focused exclusively on AVAX-related business lines. The Company was formed as a Delaware limited liability company on August 20, 2025, solely for the purpose of effectuating the Business Combination described herein.

On October 1, 2025, (i) the Company Unit Investors, in accordance with the provisions of the Company Unit Subscription Agreements agreed to purchase, payable in cash, USDC or AVAX, and the Company agreed to issue and sell, approximately $216 million worth of Company Units; and (ii) the Funds, in accordance with the provisions of the Contribution Agreement, performed the Dragonfly Contribution and received as consideration a total number of 5,805,638 Company Units.

Prior to the consummation of the Business Combination, the members are Seller, Mr. Gerald Bartholomew Smith, and the Company Unit Investors.

In connection with the consummation of the Business Combination, Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving company and a wholly owned subsidiary of Pubco.

The registered office of the Company is 251 Little Falls Drive, Wilmington, County of New Castle, Delaware 19808 and the telephone number is 800-927-9800.

For more information about the Company, see “Information Related to the Company.”

Seller

Seller was incorporated as a limited liability company organized under the laws of Delaware on July 18, 2018.

At the date hereof, the sole manager of Seller is Haseeb Ahmad Qureshi, and the sole member of Seller is Dragonfly Management Limited.

Transactions

The Business Combination Agreement

On October 1, 2025, MLAC, Pubco, the Pubco Subsidiaries, the Company and Seller entered into the Business Combination Agreement. On January 13, 2026, and on March 17, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral entered amendments to the Business Combination Agreement, in each case effective as of October 1, 2025.

Astral is a Delaware limited partnership whose general partner is Astral Horizon GP, LLC. The limited partners of Astral are certain senior managers and employees of the Seller and the general partners of the DVs. Astral Horizon GP, LLC is managed by some of the same individuals who serve as the managers of the general partners of the DVs. Accordingly, Astral is a related party to the Seller Related Parties by virtue of common management and overlapping ownership among their respective principals. The 4,000,000 newly issued Pubco Class A Stock Astral is entitled to receive as additional consideration for the Company Merger (the “Additional Merger Consideration Shares”) are being issued to Astral in consideration for advisory and strategic services provided by Astral’s limited partners in connection with the structuring and execution of the Business Combination and the establishment of Pubco. Such services included, but were not limited to:

(i)	Executive Recruitment: Astral’s limited partners assisted in identifying, evaluating, and recruiting the Chief Executive Officer of Pubco; and
(ii)

Tax and Corporate Structuring Advisory: Astral’s limited partners provided strategic advice regarding aspects of the tax and corporate structuring of the Business Combination and post-Closing operations of Pubco.

Consequently, (i) on January 13, 2026, the Parties entered into the First Amendment to the Business Combination Agreement, pursuant to which, inter alia, the 4,000,000 Additional Merger Consideration Shares (i.e., the 2,000,000 Astral Post-Closing Shares and the 2,000,000 Astral Earnout Shares) will be issued, on the Company Merger Effective Date, to Astral, and (ii) on March 17, 2026, the Parties entered into the Second Amendment to the Business Combination Agreement, pursuant to which the issuance by Pubco to Astral of the 2,000,000 Astral Post-Closing Shares will occur on the thirtieth (30th) calendar day following the Closing Date, rather than on the Company Merger Effective Date.

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, (a) prior to the Closing, MLAC will effect the Domestication, pursuant to which MLAC will transfer by way of continuation to and become a Delaware corporation, (b) at least two hours after the Domestication, the MLAC Merger will be completed, pursuant to which MLAC Merger Sub will merge with and into MLAC, with MLAC continuing as the surviving company and a wholly owned subsidiary of Pubco and with MLAC Shareholders receiving one (1) share of Pubco Class A Stock for each MLAC Class A Ordinary Share held by such MLAC Shareholder, and with each holder of MLAC Rights receiving one (1) share of Pubco Class A Stock in exchange for every ten (10) MLAC Rights held by such holder, and (c) the Company Merger will be completed, pursuant to which Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving company, and with (i) each Company Member other than Seller Related Parties receiving one (1) share of Pubco Class A Stock for each Company Unit held immediately prior to the effective time of the Company Merger, (ii) Seller Related Parties receiving one (1) share of Pubco Class A Stock and one (1) share of Pubco Class B Stock for each Company Unit held and (iii) Astral receiving the Additional Merger Consideration Shares, as follows: (i) 2,000,000 shares of Pubco Class A Stock (the “Astral Escrow Shares”) will be issued at the Company Merger Effective Time and deposited into an escrow account with the Trustee (or another escrow agent reasonably acceptable to Seller and Pubco) (the “Astral Escrow Account”), and (ii) 2,000,000 shares of Pubco Class A Stock (the “Astral Post-Closing Shares”) will be issued and deposited into Astral’s security account on the thirtieth (30th) calendar day following the Closing Date, rather than on the Company Merger Effective Date.

The Astral Escrow Shares will be released in tranches, all as provided in the Business Combination Agreement and the escrow agreement that will be entered into by and between Seller, Pubco and the escrow agent in a form to be mutually agreed upon by the parties prior to the Closing (the “Astral Escrow Agreement”). In particular, the Astral Escrow Shares will (i) vest and be released to Astral upon the achievement of one or more Triggering Events (as defined under the Business Combination Agreement) or the occurrence of a Change in Control, and/or (ii) be transferred to Pubco in the event that, within the earn out period ending on the fifth (5th) anniversary of the Closing Date, all of the Triggering Events have not been achieved by Pubco and a Change in Control has not occured.

In particular, pursuant to the Business Combination Agreement the Astral Earnout Shares will vest and be released from the Astral Escrow Account to Astral, in the amounts specified below, upon Pubco meeting the following price milestones: (i) on the last day of any twenty (20) consecutive trading day period after the Closing Date in which the VWAP of the Pubco Class A Stock is greater than or equal to $13.00 per share (“Triggering Event I”), 666,667 shares of Pubco Class A Stock; (ii) on the last day of any twenty (20) consecutive trading day period after the Closing Date in which the VWAP of the Pubco Class A Stock is greater than or equal to $15.00 per share (“Triggering Event II”), 666,667 shares of Pubco Class A Stock; and (iii) on the last day of any twenty (20) consecutive trading day period after the Closing Date in which the VWAP of the Pubco Class A Stock is greater than or equal to $17.00 per share (“Triggering Event III,” and together with Triggering Event I and Triggering Event II, the “Triggering Events” and each a “Triggering Event”), 666,666 shares of Pubco Class A Stock.

For more information about the Business Combination Agreement, please see the section entitled “The Business Combination Proposal — The Business Combination Agreement.” A copy of the Business Combination Agreement is attached to this proxy statement/prospectus as Annex A.

Related Agreements

Contribution Agreement

Concurrently with the execution of the Business Combination Agreement, Seller, the Company, Pubco, the Foundation entered into the Contribution Agreement, pursuant to which, on the date of the Business Combination Agreement, (i) the Foundation agreed to perform the Foundation Transaction on the terms and subject to the conditions set forth in the Token Sale Agreement and (ii) Seller agreed to perform the Dragonfly Contribution by contributing, directly or indirectly through the Funds, 1,960,040 AVAX tokens to the Company in exchange for 5,805,638 Company Units.

In addition to the above, the Contribution Agreement also contains certain covenants of the parties, including inter alia:

(i)Outreach and Management. Seller has agreed to identify and engage potential acquisition targets, additional Advisory Board members, co-asset managers, and prospective management team members for the Company. In addition, the parties have identified Mr. Gerald Bartholomew Smith as the Chief Executive Officer of the Company.

(ii)Exclusivity and the Company’s Right of First Refusal. For a period of eighteen (18) months commencing on the date of the Business Combination Agreement, (a) the Foundation agreed not to directly or indirectly enter into any binding agreement to enter into a “Competing Transaction” (as defined in the Contribution Agreement); and (b) the Company will have a right of first refusal with respect to any proposed sale, that is not a Competing Transaction, by the Foundation of AVAX in one single transaction or a series of related transactions (other than any sales to a bona fide person or entity entering into an arrangement with a Foundation entity to acquire or utilize AVAX in connection with a strategic, business or operational purpose, not, to purchase AVAX primarily for investment, capital markets related or market making purposes) with an aggregate value exceeding $75 million at a price representing a discount greater than 30% (based on the then-current/weighted 30-day trailing market price of AVAX), subject to specified notice, timing, acceptance procedures, and specific exemptions. This right of first refusal will terminate automatically if the Company fails to list on a U.S. national securities exchange by April 30, 2026, with at least $300 million in AVAX assets and $100 million in cash or cash equivalents.

(iii)Board Representation. For a period of five (5) years following the Closing Date (period that may be extended upon the occurrence of certain conditions), the Foundation will be entitled to designate one (1) individual for appointment to the board of directors of Pubco.

(iv)Foundation Right of First Refusal. For a period of five (5) years commencing on the date of the Business Combination Agreement, the Foundation will have a right of first refusal with respect to any proposed sale by the Company of Foundation Tokens in one or more related transactions with an aggregate value exceeding $1 million, subject to specified notice, timing and acceptance procedures.

(v)Tokenization. The Company and Pubco have agreed that any issuance, sale or distribution of crypto assets relating to their respective shares, assets or any network, protocol or application developed by or on their behalf will be conducted exclusively on the Avalanche Network.

The Contribution Agreement may be terminated prior to the Closing as follows: (a) by the mutual written consent of Seller, the Company, Pubco, the Foundation; or (b) by the Foundation, if the Transaction fails to close or Pubco fails to list on a U.S. national stock exchange by September 30, 2026, in each case with assets of at least $300 million in AVAX plus $100 million in cash or cash equivalents. If the Business Combination Agreement is terminated, the Contribution Agreement shall automatically terminate.

If the Contribution Agreement is terminated, it and the Token Sale Agreement will become void and of no further force and effect, and the Foundation AVAX sold by the Foundation to the Company under the Foundation Transaction and the AVAX contributed by the Funds to the Company under the Dragonfly Contribution will be returned to the Foundation and the Funds, respectively, in the same form in which they were sold or contributed, and any consideration received by the Foundation or the Funds will be returned to the Company.

For more information about the Contribution Agreement, please see the section entitled “The Business Combination Proposal — Other Transaction Agreements — Contribution Agreement.” A copy of the Contribution Agreement is attached to this proxy statement/prospectus as Annex E.

Token Sale Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, Pubco, Avalanche BVI and Avalanche Cayman entered into the Token Sale Agreement, pursuant to which, on the date of the Business Combination Agreement, the Foundation agreed to perform the Foundation Transaction by selling $200 million of AVAX tokens on a pre-discount basis to the Company in exchange for, at a 60% discount, $50 million in cash or USDC and $30 million in the form of up to 3,000,000 Pubco Class A Stock.

For more information about the Token Sale Agreement, please see the section entitled “The Business Combination Proposal — Other Transaction Agreements — Token Sale Agreement.” A copy of the Token Sale Agreement is attached to this proxy statement/prospectus as Annex D.

Astral Escrow Agreement

In accordance with the provisions of the Business Combination Agreement, at Closing Astral, Pubco and the Seller shall enter into the Astral Escrow Agreement with Continental Transfer & Trust Company, as escrow agent. The Astral Escrow Agreement will set forth the terms and conditions of the Astral Escrow Account.

Pursuant to the Astral Escrow Agreement, Astral will deposit, at Closing, in the Astral Escrow Account 2,000,000 of the 4,000,000 Pubco Class A Stock issued to Astral as Astral Earnout Shares and will manage the Astral Escrow Account and release, in one or more tranches, the Astral Earnout Shares to Astral and/or Pubco in accordance with the provisions of the Business Combination Agreement.

For more information about the Astral Escrow Agreement, please see the section entitled “The Business Combination Proposal — Other Transaction Agreements — Astral Escrow Agreement.”

Sponsor Escrow Agreement

In accordance with the provisions of the Sponsor Support Agreement, at Closing the Sponsor, Pubco and the Seller shall enter into the Sponsor Escrow Agreement with Continental Stock Transfer & Trust Company, as escrow agent. The Sponsor Escrow Agreement will set forth the terms and conditions of the Sponsor Escrow Account.

Pursuant to the Sponsor Escrow Agreement, the Sponsor will deposit, at Closing, in the Sponsor Escrow Account 1,600,000 of the 2,800,000 Pubco Class A Stock issued to Sponsor as Sponsor Earnout Shares and will manage the Sponsor Escrow Account and release, in one or more tranches, the Sponsor Earnout Shares to the Sponsor and/or Pubco in accordance with the provisions of the Sponsor Support Agreement.

The Sponsor Escrow Shares will be released in tranches, all as provided in the Sponsor Support Agreement (as described below) and the Sponsor Escrow Agreement. In particular, the Sponsor Escrow Shares will (i) vest and be released to Sponsor upon the achievement of one or more Triggering Events (as defined below) or the occurrence of a Change in Control, and/or (ii) be transferred to Pubco in the event that, within the earn out period ending on the fifth (5th) anniversary of the Closing Date, all of the Triggering Events have not been achieved by Pubco and a Change in Control has not occured.

For more information about the Sponsor Escrow Agreement, please see the section entitled “The Business Combination Proposal — Other Transaction Agreements — Sponsor Escrow Agreement.”

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, MLAC, Sponsor and Pubco entered into the Sponsor Support Agreement, pursuant to which, among other things, the Sponsor agreed (i) to vote its MLAC Ordinary Shares in favor of the Business Combination Agreement and the Transactions and each of the MLAC Shareholder Approval Matters, (ii) to vote its MLAC Ordinary Shares against (a) any Acquisition Proposal, (b) any merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by MLAC (other than the Transactions), (c) any change in the business of MLAC and (d) any proposal, action or agreement involving MLAC that would or would reasonably be expected to jeopardize the Transactions, (iii) to comply with the restrictions imposed by the Insider Letter, including the restrictions on transfer and redemption of MLAC Ordinary Shares in connection with the Transactions, (iv) subject to and conditioned upon the consummation of the MLAC Merger, to waive any anti-dilution rights that would otherwise result in the MLAC Class B Ordinary Shares held by Sponsor converting into MLAC Class A Ordinary Shares on a greater than one-for- one basis, (v) to deliver to MLAC for cancellation 495,000 MLAC Private Placement Shares and 4,387,500 MLAC Founder Shares immediately prior to the MLAC Merger Effective Time, (vi) to effect certain security cancellations and deposit 1,600,000 Pubco Class A Stock issued to it at Closing into escrow in connection with the Closing (the “Sponsor Escrow Shares”) and (vii) subject to and effective as of the Closing, to irrevocably and unconditionally release and waive any and all claims it may have against MLAC, Pubco and the Company or their respective Affiliates arising on or prior to the Closing, subject to customary carve-outs.

Pursuant to the Sponsor Support Agreement the Sponsor Earnout Shares will vest and be released from the Sponsor Escrow Account to the Sponsor in the amounts specified as follows: (i) upon the occurrence of Triggering Event I, 533,333 shares of Pubco Class A Stock; (ii) upon the occurrence of Triggering Event II, 533,333 shares of Pubco Class A Stock; and (iii) upon the occurrence of Triggering Event III, 533,334 shares of Pubco Class A Stock.

Further, pursuant to the Sponsor Support Agreement, the parties agreed that prior to the Closing they would enter into an amendment to the Insider Letter, to amend certain terms relating to transfer restrictions applicable to the shares held by the Sponsor.

For more information about the Sponsor Support Agreement, please see the section entitled “The Business Combination Proposal — Other Transaction Agreements — Sponsor Support Agreement.”

Company Unit Subscription Agreements

Concurrently with the execution of the Business Combination Agreement, Pubco, the Company and MLAC entered into the Company Unit Subscription Agreements with the Company Unit Investors, pursuant to which the Company Unit Investors agreed to purchase, payable in cash, USDC or AVAX (or a combination of cash, USDC and/or AVAX), and the Company agreed to issue and sell, approximately $216 million worth of Company Units at the Per Unit Price, upon the terms and subject to the conditions set forth therein. Company Unit Investors received a number of Company Units equal to (a) if the Company Unit Investor elected to purchase Company Units by contributing AVAX, the Stated AVAX Amount multiplied by the Applicable Signing AVAX Price, or (b) if the Company Unit Investor elected to purchase the Company Units by contributing cash or USDC, the Stated Dollar Amount or the Stated USDC Amount (as applicable) divided by the Per Unit Price. For more information about the Company Unit Subscription Agreements, please see the section entitled “The Business Combination Proposal — Other Transaction Agreements — The Company Unit Subscription Agreements.”

Lock-Up Agreement

Concurrently with the Closing, (i) MLAC, Sponsor, and the MLAC Insiders will enter into with Pubco the Sponsor Lock-Up Agreement and (ii) the Funds, Astral as well as certain other holders of shares of Pubco Stock will also enter into with Pubco Seller Lock-Up Agreements in substantially the same form as the Sponsor Lock-Up Agreement, pursuant to which, in each case, such parties will agree that the shares of Pubco Class A Stock received by them in connection with the Business Combination, amounting to approximately 10,605,638 shares of Pubco Class A Stock, and any other securities convertible into or exercisable or exchangeable for Pubco Stock, will be subject to transfer restrictions, subject to certain customary exceptions.

Under the Lock-Up Agreements, the above-mentioned shares will be subject to transfer restrictions until the earlier of (i) the Anniversary Release (i.e., 180 days following the date of the Closing); provided, that if the VWAP of Pubco Class A Stock equals or exceeds $12.50 per share for any 20 consecutive trading days following the Closing, the Anniversary Release will be deemed to occur at 11:59 p.m. New York City time on such 20th consecutive trading day, and (ii) the date on which Pubco consummates a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all Pubco shareholders having the right to exchange their shares of Pubco Stock for cash, securities or other property.

For more information about the Lock-Up Agreements please see the section entitled “The Business Combination Proposal — Other Transaction Agreements — Lock-Up Agreements.” Copy of the form Lock-Up Agreements is attached to the Business Combination Agreement under Exhibit D.

Amended and Restated Registration Rights Agreement

Concurrently with the Closing, Pubco, MLAC, the Sponsor, Seller, the Foundation and certain securityholders shall enter into an amended and restated registration rights agreement, which will add Pubco as a party (the “Amended and Restated Registration Rights Agreement”), and which provides for customary demand registration rights, piggyback registration rights and shelf registration rights for the benefit of the holders of Pubco Stock named therein, including the Sponsor, Seller and the Foundation subject to customary cutbacks and issuer suspension rights. The Amended and Restated Registration Rights Agreement also includes customary provisions relating to underwriting participation, registration expenses, indemnification and coordination of sales in underwritten offerings, and will become effective upon the Closing and will supersede MLAC’s existing registration rights agreement in its entirety. Pubco estimates that up to approximately 15,605,638 shares of Pubco Class A Stock will be subject to registration rights pursuant to the Amended and Restated Registration Rights Agreement immediately following the Closing, representing approximately 25% of the total issued and outstanding shares of Pubco Class A Stock following the Transactions, and assuming, among other things, that no Public Shareholders exercise redemption rights with respect to their Public Shares upon completion of the Business Combination, that no shares of Pubco Class A Stock are issued pursuant to the Incentive Plan and that no Adjustment Units are issued pursuant to the Company Unit Subscription Agreements.

Agreements with PJT and Barclays

Pursuant to the Private Placement Engagement Letter, AVAT engaged PJT and Barclays to provide certain capital markets advisory services and to act as exclusive placement agents for the Company Unit Subscription. Pursuant to the Private Placement Engagement Letter, for the services provided thereto, PJT and Barclays will receive a cash fee at the Closing which is equal to 5.5% of the aggregate gross cash proceeds from the sale of equity or equity-linked securities of AVAT to institutional accounts, with such placement fee split equally between PJT and Barclays. Additionally, if the Company sells any equity or equity-linked securities of AVAT (or securities of the same or a similar class) within twelve (12) months following any termination of the Private Placement Engagement Letter, then the Company will pay to PJT and Barclays a fee at the closing that is equal to the fee which would have been payable to PJT and Barclays if the closing occurred during the term of the appointment. PJT and Barclays are entitled to be indemnified by AVAT pursuant to certain customary indemnity provisions under the Private Placement Engagement Letter.

Pursuant to the Financial Advisor Engagement Letter, AVAT engaged PJT to act as its exclusive financial advisor in connection with the Business Combination, and PJT agreed to perform customary financial advisory services. For its services under the Financial Advisor Engagement Letter, PJT will receive a customary advisory fee payable in cash promptly at, and conditional upon, the Closing. PJT is entitled to be indemnified by AVAT pursuant to certain customary indemnity provisions under the Financial Advisor Engagement Letter.

For more information about the Agreements with PJT and Barclays, please see the section entitled “The Business Combination Proposal — Other Transaction Agreements — Agreements with PJT and Barclays”

Merger Consideration

As consideration for the Company Merger:

(1)

each Company Member other than Seller Related Parties shall be entitled to receive from Pubco one (1) share of Pubco Class A Stock for each Company Unit held by such Company Member immediately prior to the Company Merger Effective Time;

(2)	each Seller Related Party shall be entitled to receive from Pubco, for each Company Unit held by such Seller Related Party immediately prior to the Company Merger Effective Time:
●	one (1) share of Pubco Class A Stock; and
●	one (1) share of Pubco Class B Stock;
(3)

Astral shall be entitled to receive 4,000,000 newly issued Pubco Class A Stock as Additional Merger Consideration Shares, out of which (i) 2,000,000 shares of Pubco Class A Stock will be deposited, upon the Closing, into the Astral Escrow Account, and will be released in tranches, all as provided in the Business Combination Agreement and the Astral Escrow Agreement, and (ii) 2,000,000 shares of Pubco Class A Stock will and delivered on the thirtieth (30th) calendar day following the Closing Date; and

(4)	all of the issued and outstanding Company Merger Sub Membership Interests shall be converted into an equal number of shares of common stock of the Company Surviving Subsidiary (i.e., the Company).

At the Company Merger Effective Time and by virtue of the Mergers, all of the shares of Pubco Stock issued and outstanding immediately prior to the MLAC Merger Effective Time shall be automatically canceled and extinguished without any conversion thereof or payment therefor.

For more information about the Astral Earnout Shares please see the section entitled “The Business Combination Proposal — Business Combination Agreement.”

By virtue of the MLAC Merger:

(1)

immediately prior to the MLAC Merger Effective Time, (i) each MLAC Unit issued and outstanding immediately prior to the MLAC Merger Effective Time, that has not been forfeited in accordance with the Sponsor Support Agreement, shall be automatically subject to the Unit Separation with the holder thereof being deemed to hold one (1) MLAC Class A Ordinary Share and one (1) MLAC Right; and (ii) the MLAC Class A Ordinary Shares (other than the shares in respect of which its holder has validly exercised its right of redemption) and MLAC Right underlying the MLAC Unit held or deemed to be held following the Unit Separation shall be converted in accordance with the applicable terms of limbs (2)(i) and (2)(ii) respectively;

(2)	at the MLAC Merger Effective Time:
(i)

each issued and outstanding MLAC Right shall be automatically converted into the number of shares of Pubco Class A Stock that would have been received by the holder thereof if the MLAC Right had been converted upon the consummation of a Business Combination in accordance with MLAC’s Organizational Documents, the MLAC IPO Prospectus and the MLAC Rights Agreement into MLAC Class A Ordinary Shares, but for such purposes treating it as if (a) such Business Combination had occurred immediately prior to the MLAC Merger Effective Time and (b) the MLAC Class A Ordinary Shares issued upon conversion of the MLAC Rights had then automatically been converted into shares of Pubco Class A Stock in accordance with the provisions of limb (2)(ii). At the MLAC Merger Effective Time, the MLAC Rights shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist;

(ii)

each issued and outstanding MLAC Class A Ordinary Share (other than (x) treasury shares and (y) shares in respect of which its holder has validly exercised its right of redemption) shall be converted automatically into one (1) share of Pubco Class A Stock, following which all such MLAC Class A Ordinary Shares (other than the treasury shares) shall cease to be outstanding and shall automatically be canceled and shall cease to exist;

(iii)

each MLAC Class B Ordinary Share issued and outstanding immediately prior to the MLAC Merger Effective Time that has not been forfeited in accordance with the Sponsor Support Agreement (other than treasury shares) shall be converted automatically into one (1) share of Pubco Class A Stock, following which all such MLAC Class B Ordinary Shares shall cease to be outstanding and shall automatically be canceled and shall cease to exist.

(iv)

Pursuant to the Sponsor Support Agreement 1,600,000 of the 2,800,000 shares of Pubco Class A Stock issued to the Sponsor in exchange for the 2,800,000 MLAC Class B Ordinary Share held by the Sponsor shall be deposited, upon the Closing, into an escrow account with Continental Stock Transfer and Trust Company, and will be released in tranches, all as provided in the Sponsor Support Agreement and the Sponsor Escrow Agreement. For more information about the Sponsor Earnout Shares please see the section entitled “The Business Combination Proposal — Other Transaction Agreement — Sponsor Support Agreement”; and

(v)

each issued and outstanding MLAC Merger Sub Membership Interest shall be converted into an equal number of ordinary shares, par value $0.0001, of the MLAC Surviving Subsidiary,with the same rights, powers and privileges as the shares so converted and shall constitute the only outstanding share capital of the MLAC Surviving Subsidiary.

At the MLAC Merger Effective Time, each issued and outstanding Public Share in respect of which the holder thereof has validly exercised redemption rights pursuant to and in accordance with the MLAC Memorandum and Articles will be canceled, and those MLAC Shareholders will only have the right to receive a pro rata share of the redemption amount.

If there are any MLAC Ordinary Shares that are owned by MLAC as treasury shares, such treasury shares will be automatically canceled without any conversion thereof or payment therefor.

For illustrative purposes, based on funds in the Trust Account of approximately $241.2 million as of December 31, 2025 and $243.5 million as of April 9, 2026, the estimated per share redemption prices would have been approximately $10.49 per share and $10.59 per share, respectively (including interest earned on the funds held in the Trust Account but less taxes payable). As of December 31, 2025 and April 8, 2026, approximately 36.5% and 1.2%, respectively, of the AVAX holdings of AVAT were unlocked and unstaked, available to be liquidated as needed to fund transaction or other operating expenses.

Ownership of Pubco After the Transactions

Upon the completion of the Business Combination, and assuming, among other things, that no Public Shareholders exercise redemption rights with respect to their Public Shares upon completion of the Business Combination, (i) Public Shareholders (including MLAC Right Holders) will own approximately 41.8% of the issued and outstanding shares of Pubco Class A Stock, (ii) the Company Unit Investors will own approximately 35.7% of the issued and outstanding shares of Pubco Class A Stock, (iii) the Sponsor and its Affiliates will own approximately 4.6% of the issued and outstanding shares of Pubco Class A Stock, out of which the Sponsor Earnout Shares will represent approximately 2.6% of the issued and outstanding shares of Pubco Class A Stock, (iv) Seller Related Parties will own approximately 9.6% of the issued and outstanding shares of Pubco Class A Stock and 100% of the issued and outstanding shares of Pubco Class B Stock, (v) Astral will own approximately 3.3% of the issued and outstanding shares of Pubco Class A Stock, out of which the Astral Earnout Shares will represent approximately 3.3% of the issued and outstanding shares of Pubco Class A Stock and (vi) the Foundation will own approximately 5.0% of the issued and outstanding shares of Pubco Class A Stock. Each holder of shares of Pubco Class A Stock will have no voting rights, except (i) as required by the DGCL or (ii) on any matter that adversely affects them relative to holders of any other class of stock of Pubco, until all shares of Pubco Class B Stock are canceled. Once all shares of Pubco Class B Stock are canceled, holders of Pubco Class A Stock will acquire full voting rights. Each holder of shares of Pubco Class B Stock will be entitled to one vote for each share of Pubco Class B Stock held of record by such holder on all matters on which stockholders are generally entitled to vote. See “Risk Factors — Seller, whose interests may conflict with yours, can individually exercise significant influence over Pubco. You will have no voting rights of Pubco Class A Stock except as required by the DGCL and the concentrated ownership of Pubco Stock may prevent you and other shareholders from influencing significant decisions in the very limited circumstances in which the DGCL will give you the right to vote and may prevent or discourage unsolicited acquisition proposals or offers for Pubco Stock, and that may adversely affect the trading price of Pubco Class A Stock.”

If any of the Public Shareholders exercise their redemption rights, the percentage of the issued and outstanding shares of Pubco Class A Stock held by the Public Shareholders will decrease and the percentages of issued and outstanding shares of Pubco Class A Stock held by the Company Unit Investors, the Sponsor, Seller Related Parties, Astral, and the Foundation each increase relative to the percentage held if none of the Public Shares are redeemed unless the Class A Pubco Stock cease to be nonvoting securities, in which case, the Foundation’s percentage ownership will decrease relative to the percentage held if none of the Public Shares are redeemed and the Foundation will receive a number of pre-funded warrants convertible into Pubco Class A Stock in accordance with the Token Sale Agreement, the Contribution Agreement and the Foundation warrant agreement so that its beneficial ownership in Pubco does not exceed the Maximum Percentage.

The tables below illustrate varying beneficial ownership levels in Pubco immediately upon Closing, assuming No Redemptions by Public Shareholders, 25% Redemptions by Public Shareholders (5,727,000 MLAC Class A Ordinary Shares are redeemed by Public Shareholders), 50% Redemptions by Public Shareholders (11,452,023 MLAC Class A Ordinary Shares are redeemed by Public Shareholders), 75% Redemptions by Public Shareholders (17,178,034 MLAC Class A Ordinary Shares are redeemed by Public Shareholders) and Maximum Redemptions by Public Shareholders (22,904,656 MLAC Class A Ordinary Shares are redeemed by Public Shareholders). If any of these assumptions are not correct, these percentages will be different.

Potential ownership of issued and outstanding shares of Pubco Class A Stock upon Closing:

	No Redemptions		25% Redemptions		50% Redemptions		75% Redemptions		Maximum Redemptions
Pubco Stockholders	Shares	%	Shares	%	Shares	%	Shares	%	Shares	%
Public Shareholders(1)	25,300,000	41.8	19,573,693	35.7	13,847,385	28.3	8,121,077	18.8	2,394,769	6.4
Company Unit Investors(2)	21,563,032	35.7	21,563,032	39.4	21,563,032	44.0	21,563,032	49.8	21,563,032	57.3
Sponsor and Affiliates(3)	2,800,000	4.6	2,800,000	5.1	2,800,000	5.7	2,800,000	6.5	2,800,000	7.5
Seller Related Parties(2)(4)	5,805,638	9.6	5,805,638	10.6	5,805,638	11.8	5,805,638	13.4	5,805,638	15.5
Astral(5)	2,000,000	3.3	2,000,000	3.7	2,000,000	4.1	2,000,000	4.6	2,000,000	5.3
Foundation(6)	3,000,000	5.0	3,000,000	5.5	3,000,000	6.1	3,000,000	6.9	3,000,000	8.0
Total	60,468,670	100.0	54,742,363	100.0	49,016,055	100.0	43,289,747	100.0	37,563,439	100.0
(1)	Includes 2,300,000 MLAC Right Holder shares.
(2)	Assumes each Company Unit will be redeemed for one share of Pubco Class A Stock and no issuance of Adjustment Units.
(3)	Includes the 1,600,000 Sponsor Earnout Shares.
(4)	Includes 2,547,252 Company Units issued to Dragonfly Ventures L.P. and 3,258,386 Company Units issued to Dragonfly Ventures II, L.P.
(5)	Includes the 2,000,000 Astral Earnout Shares.
(6)

Up to 3,000,000 of Pubco Class A stock will be issued to the Foundation to the Foundation pursuant to the Foundation Transaction. In the event the Pubco Class A Stock cease to be nonvoting securities, the Foundation will forfeit a number of its Pubco Class A Stock and will receive from Pubco a number of pre-funded warrants convertible into Pubco Class A Stock prior to the time the Pubco Class A Stock cease to be nonvoting securities so that the Foundation’s beneficial ownership in Pubco does not exceed the Maximum Percentage.

All of the relative percentages above are for illustrative purposes only and are based upon certain assumptions as described in the section entitled “Beneficial Ownership of Securities” and as described above. Should one or more of the assumptions prove incorrect, actual ownership percentages may vary materially from those described in this proxy statement/prospectus as anticipated, believed, estimated, expected or intended. See “Unaudited Pro Forma Condensed Combined Financial Information.”

Dilution

Dilution per share to Public Shareholders is determined by MLAC’s NTBV per share, as adjusted, while excluding the Business Combination, while giving effect to material probable or consummated transactions and other material effects on NTBV per share, from the Public Shareholders as set forth as follows under five redemption scenarios.

The following table illustrates NTBV per share and the change in NTBV per share, as adjusted, following the Closing, but excluding the other effects of the Business Combination, while giving effect to probable or consummated transactions that are material and other material effects on NTBV per share. These are presented in relation to the offering price per Public Share in the MLAC IPO as set forth as follows under the five redemption scenarios:

	Assuming	Assuming	Assuming	Assuming	Assuming
	No	25%	50%	75%	Maximum
	Redemptions	Redemptions	Redemptions	Redemptions	Redemptions
Public Shares	23,000,000	17,273,693	11,547,385	5,821,077	94,769
MLAC Founder Shares	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
MLAC Private Placement Shares	495,000	495,000	495,000	495,000	495,000
MLAC Representative Private Placement Shares	310,000	310,000	310,000	310,000	310,000
Total MLAC Ordinary Shares outstanding as of December 31, 2025	30,992,500	25,266,193	19,539,885	13,813,577	8,087,269
NTBV(1) as of December 31, 2025	(734,770)	(734,770)	(734,770)	(734,770)	(734,770)
Adjusted for:
MLAC shares underlying public rights	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000
MLAC Private Placement Shares to be surrendered by the Sponsor	(495,000)	(495,000)	(495,000)	(495,000)	(495,000)
MLAC Private Placement Shares to be surrendered by BTIG	(310,000)	(310,000)	(310,000)	(310,000)	(310,000)
MLAC Class B Ordinary Shares to be surrendered by the Sponsor	(4,387,500)	(4,387,500)	(4,387,500)	(4,387,500)	(4,387,500)
Total MLAC Ordinary Shares outstanding as of December 31, 2025, as adjusted	28,100,000	22,373,693	16,647,385	10,921,077	5,194,769
NTBV as of December 31, 2025(1)	(734,770)	(734,770)	(734,770)	(734,770)	(734,770)
Adjusted for(2):
Reclassification of MLAC Class A Ordinary Shares subject to redemption to equity	242,694,871	182,271,161	121,847,440	61,423,719	1,000,000
Transaction expenses to be paid by MLAC	(1,325,978)	(1,325,978)	(1,325,978)	(1,325,978)	(1,325,978)
NTBV as of December 31, 2025, as adjusted	240,635,123	180,210,413	119,786,692	59,362,971	(1,060,748)
NTBV per share as of December 31, 2025, as adjusted	$8.56	$8.05	$7.20	$5.44	$(0.20)
Dilution(3)	$1.44	$1.95	$2.80	$4.56	$10.20
(1)	NTBV is calculated as total assets minus total liabilities and MLAC Class A Ordinary Shares subject to redemption as of December 31, 2025.
(2)

NTBV is adjusted for (i) payments from the Trust Account at different levels of redemptions to Public Shareholders at the $10.55 per share redemption price as of February 28, 2026; (ii) transaction costs that have not been recorded on MLAC’s financial statements as of December 31, 2025; and (iii) the portion of the deferred underwriter fee to be forfeited by BTIG, which will have an impact on the calculation of NTBV upon the Closing.

(3)	Dilution is calculated by subtracting the NTBV per share as of December 31, 2025, as adjusted, from the $10.00 MLAC IPO per share price for the Public Shares.

MLAC issued the Public Shares in the MLAC IPO at $10.00 per share. After giving effect to the issuance of the 23,000,000 Public Shares in the MLAC IPO and the 310,000 MLAC Private Placement Shares issued to BTIG in the MLAC Private Placement, which remain issued and outstanding, there were 23,310,000 MLAC Class A Ordinary Shares issued and outstanding.

In connection with the Business Combination, assuming its consummation in accordance with the Business Combination Agreement, immediately after the Closing, Pubco is expected to have outstanding 60,468,670 shares of Pubco Class A Stock, including (i) 3,000,000 Pubco Class A Stock to be issued to the Foundation pursuant to the Foundation Transaction, (ii) 5,805,638 Pubco Class A Stock to be issued to the Seller Related Parties pursuant to the Seller Related Parties receiving one share of Pubco Class A Stock for each Company Unit held, (iii) 2,000,000 Pubco Class A Stock to be issued to Astral as additional consideration for the Company Merger, (iv) 2,800,000 Pubco Class A Stock to be issued to the Sponsor and Affiliates in exchange for MLAC Founder Shares, (v) 25,300,000 Pubco Class A Stock to be issued pursuant to each Public Shareholder receiving one (1) share of Pubco Class A Stock for each MLAC Class A Ordinary Share held by such shareholder, including 2,300,000 shares underlying the MLAC Public Rights, and (vi) 21,563,032 shares of Pubco Class A Stock to be issued in connection with the Company Unit Investors receiving one share of Pubco Class A Stock for each Company Unit held immediately prior to the effective time of the Company Merger. These shares outstanding also assume, among other things, that no shares of Pubco Class A Stock are issued pursuant to the Incentive Plan and that no Adjustment Units are issued pursuant to the Company Unit Subscription Agreements. The tabular disclosure includes presentations of information at various illustrative redemption levels consistent with the “No Redemptions,” “25% Redemptions,” “50% Redemptions,” “75% Redemptions” and “Maximum Redemptions” scenarios further described in the section of this proxy statement/prospectus entitled “Unaudited Pro Forma Condensed Combined Financial Information.”

For purposes of Item 1604(c)(1) of Regulation S-K, Pubco would have 60,468,670 total shares of Pubco Class A Stock outstanding immediately after giving effect to the Business Combination under the “No Redemptions” scenario based on the assumptions set forth in the preceding paragraph and as further described above. Where there are no redemptions of Public Shares prior to the Closing, MLAC valuation is based on the $10.00 issuance price per Public Share in the MLAC IPO and is therefore calculated as $10.00 (MLAC per share MLAC IPO price) multiplied by 60,468,670 shares, or $604,686,700. The following table illustrates the valuation at the $10.00 issuance price per share in the MLAC IPO for each redemption scenario:

	Assuming	Assuming	Assuming	Assuming	Assuming
	No	25%	50%	75%	Maximum
	Redemptions	Redemptions	Redemptions	Redemptions	Redemptions
Public Shares outstanding post Business Combination	25,300,000	19,573,693	13,847,385	8,121,077	2,394,769
Company Unit Investor shares outstanding post Business Combination(1)	21,563,032	21,563,032	21,563,032	21,563,032	21,563,032
Sponsor and Affiliates shares outstanding post Business Combination(2)	2,800,000	2,800,000	2,800,000	2,800,000	2,800,000
Seller Related Parties shares outstanding post Business Combination(3)	5,805,638	5,805,638	5,805,638	5,805,638	5,805,638
Astral shares outstanding post Business Combination(4)	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Foundation shares outstanding post Business Combination(5)	3,000,000	3,000,000	3,000,000	3,000,000	3,000,000
Total shares outstanding post Business Combination	60,468,670	54,742,363	49,016,055	43,289,747	37,563,439
Total valuation based on $10.00 issuance price per share in the MLAC IPO	$604,686,700	$547,423,630	$490,160,550	$432,897,470	$375,634,390
(1)	Assumes each Company Unit will be redeemed for one share of Pubco Class A Stock and no issuance of Adjustment Units.
(2)

Includes 2,800,000 MLAC Founder Shares (including the 1,600,000 Sponsor Earnout Shares) (after accounting for the surrender of 4,387,500 MLAC Founder Shares by the Sponsor, the surrender of 495,000 Private Placement Shares held by the Sponsor, and the surrender of 310,000 Private Placement Shares held by BTIG).

(3)	Includes the 2,547,252 Company Units issued to Dragonfly Ventures L.P., 3,258,386 Company Units issued to Dragonfly Ventures II, L.P.
(4)	Includes the 2,000,000 Astral Earnout Shares.
(5)

Up to 3,000,000 of Pubco Class A stock will be issued to the Foundation to the Foundation pursuant to the Foundation Transaction. In the event the Pubco Class A Stock cease to be nonvoting securities, the Foundation will forfeit a number of its Pubco Class A Stock and will receive from Pubco a number of pre-funded warrants convertible into Pubco Class A Stock prior to the time the Pubco Class A Stock cease to be nonvoting securities so that the Foundation’s beneficial ownership in Pubco does not exceed the Maximum Percentage.

The foregoing required disclosure is not a guarantee that the trading price of Pubco Class A Stock will not be below the offering price in the MLAC IPO, nor is the required disclosure a guarantee that Pubco will attain any of the levels of valuation presented.

The above discussion and table are based on 30,992,500 MLAC Ordinary Shares outstanding on December 31, 2025.

The above discussion and table also exclude potential dilutive effects associated with future issuances or grants of equity or equity-linked securities by Pubco pursuant to the Incentive Plan expected to be adopted in connection with the Closing and that no Adjustment Units are issued.

The aforementioned equity issuances are not the only sources of potential dilution to the relative ownership percentage associated with shares of Pubco Class A Stock held by non-redeeming Public Shareholders after the Closing; any additional equity and equity-linked issuances by Pubco may result in additional dilution to Public Shareholders’ percentage ownership in Pubco, potentially significantly, and may have other effects, as described above and as further described in the “Risk Factors” section of this proxy statement/prospectus.

All of the relative percentages above are for illustrative purposes only and are based upon certain assumptions as described above. Should one or more of the assumptions prove incorrect, actual ownership percentages may vary materially from those described in this proxy statement/prospectus as anticipated, believed, estimated, expected or intended. See “Unaudited Pro Forma Condensed Combined Financial Information.”

Organizational Structure

Prior to the Transactions

The following simplified diagrams illustrate the ownership structures of MLAC, Pubco and the Company before the consummation of the Transactions:

MLAC

Pubco, the Pubco Subsidiaries and the Company

Following the Transactions

The following simplified diagram illustrates the ownership structure of Pubco following the consummation of the Transactions. The percentage ownerships of shares of Pubco Class A Stock and Pubco Class B Stock are presented assuming, among other things, that no Public Shareholders exercise redemption rights with respect to their Public Shares upon completion of the Business Combination:

Board of Directors and Executive Officers of Pubco Following the Transactions

As of the date of this proxy statement/prospectus, the directors of Pubco are Robert Hadick and Gerald Bartholomew Smith. Effective as of Closing, the current directors of Pubco will remain as directors of Pubco.

Effective as of the Closing, the Pubco Board will consist of one (1) or more members, each of whom shall be a natural person.

In addition to the current directors of Pubco who will remain as directors of Pubco, the following individuals will be nominated for election to the Pubco Board immediately following Closing:

a)Paul Grinberg

b)Sarkees John Nahas

All members of the Pubco Board shall be elected for a one-year term and may be re-elected for successive terms.

Immediately following Closing, the executive officers of Pubco will be as follows:

Name	Age	Position
Gerald Bartholomew Smith	49	Chief Executive Officer, Director
Laine Mihalchick Moljo	40	Chief Operating Officer
Sean Ostrower	40	Chief Financial Officer

For more information, see the sections of this proxy statement/prospectus entitled “Management of Pubco Following the Business Combination.”

Date, Time and Place of the Extraordinary General Meeting in lieu of an Annual General Meeting of MLAC Shareholders

The Meeting will be held on        , 2026 at          , Eastern Time, at 1345 Avenue of the Americas, New York, NY 10105 and virtually via live webcast on the Internet at https://www.cstproxy.com/mountainlakeacquisition/2026. You will be able to attend, vote your shares and submit questions during the Meeting via a live webcast available at https://www.cstproxy.com/mountainlakeacquisition/2026.

You or your proxyholder will be able to attend and vote at the Meeting by visiting https://www.cstproxy.com/mountainlakeacquisition/2026 and using a control number assigned by CST. To register and receive access to the Meeting, registered shareholders and beneficial owners (those holding shares through a stock brokerage account or by a bank or other holder of record) will need to follow the instructions applicable to them provided in this proxy statement/prospectus. You will need the voter control number included on your proxy card in order to be able to vote your shares or submit questions during the Meeting. If you do not have a voter control number, you will be able to listen to the Meeting only and you will not be able to vote or submit questions during the Meeting.

Voting Power; Record Date

MLAC Shareholders will be entitled to vote or direct votes to be cast at the Meeting if they owned MLAC Ordinary Shares at the close of business on        , 2026, which is the Record Date for the Meeting. MLAC Shareholders are entitled to one vote at the Meeting for each MLAC Ordinary Share held as of the Record Date. If you hold your shares in “street name,” which means your shares are held of record by a broker, bank or nominee, you should contact your broker, bank or nominee to ensure that votes related to the shares you beneficially own are properly counted. In this regard, you must provide the broker, bank or nominee with instructions on how to vote your shares or, if you wish to attend the Meeting and vote, obtain a proxy from your broker, bank or nominee.

As of the close of business on the Record Date, there were 30,992,500 MLAC Ordinary Shares issued and outstanding, consisting of 23,805,000 MLAC Class A Ordinary Shares and 7,187,500 MLAC Class B Ordinary Shares. Of these shares, 23,000,000 were Public Shares.

Quorum and Vote of MLAC Shareholders

A quorum of MLAC Shareholders is necessary to hold a valid meeting. A quorum for the Meeting consists of the holders of one-third of the then issued and outstanding MLAC Ordinary Shares (whether in person or by proxy). As of the Record Date, MLAC Shareholders holding 10,330,834 MLAC Ordinary Shares would be required to achieve a quorum at the Meeting without the MLAC Ordinary Shares held by the Sponsor. In addition to the MLAC Ordinary Shares held by the Sponsor, which represent approximately 24.8% of the issued and outstanding MLAC Ordinary Shares, MLAC will need MLAC Shareholders holding 2,648,334 MLAC Ordinary Shares, or 11.5%, of the 23,000,000 Public Shares represented in person or by proxy at the Meeting to hold a valid quorum.

To pass, each of the Business Combination Proposal, the Nasdaq Proposal, the Director Election Proposal and the Adjournment Proposal requires an ordinary resolution of MLAC Shareholders, which requires the affirmative vote of a simple majority of the votes cast by, or on behalf of, the MLAC Shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the Meeting (assuming the presence of a quorum). To pass, the Merger Proposal requires a special resolution of MLAC Shareholders, which requires the affirmative vote of at least two-thirds of the votes cast by, or on behalf of, the MLAC Shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the Meeting (assuming the presence of a quorum). MLAC Shareholders are also being asked to approve by way of ordinary resolutions, on a non-binding advisory basis, each of the Domestication and Organizational Documents Proposals. Although the MLAC Board is asking MLAC Shareholders to approve each of the Domestication and Organizational Documents Proposals on the non-binding advisory basis, regardless of the outcome of the non-binding advisory vote on each of the Domestication and Organizational Documents Proposals, the Amended and Restated Pubco Charter and Pubco’s Amended and Restated Bylaws will take effect upon the Closing if the Business Combination Proposal and the Merger Proposal are approved.

Assuming a quorum is established, an MLAC Shareholder’s failure to vote by proxy or to vote in person (including virtually) at the Meeting will have no effect on the Proposals. Abstentions and broker non-votes, while considered present for the purposes of establishing a quorum, are not treated as votes cast and will have no effect on any of the Proposals.

The Sponsor has agreed to vote its 7,682,500 MLAC Ordinary Shares, representing 24.8% of the issued and outstanding MLAC Ordinary Shares, in favor of each of the Proposals. As a result, with respect to each Proposal that require approval of MLAC Shareholders by an ordinary resolution, in addition to the Sponsor’s MLAC Ordinary Shares, MLAC would need only 7,813,751, or 34.0%, of the 23,000,000 Public Shares (assuming all issued and outstanding MLAC Ordinary Shares are voted at the Meeting), and would not need any of the 23,000,000 Public Shares (assuming a minimum number of MLAC Ordinary Shares to achieve a quorum are voted at the Meeting), to be voted in favor of such Proposals in order to have such Proposals approved. With respect to each Proposal that requires approval of MLAC Shareholders by a special resolution, in addition to the Sponsor’s MLAC Ordinary Shares, MLAC would need only 12,979,167, or 56.4%, of the 23,000,000 Public Shares (assuming all issued and outstanding MLAC Ordinary Shares are voted at the Meeting), and would not need any of the 23,000,000 Public Shares (assuming a minimum number of MLAC Ordinary Shares to achieve a quorum are voted at the Meeting), to be voted in favor of such Proposals in order to have such Proposals approved.

Redemption Rights

Pursuant to the MLAC Memorandum and Articles, Public Shareholders may elect to have their Public Shares redeemed for cash at the applicable redemption price per share equal to the quotient obtained by dividing (a) the aggregate amount on deposit in the Trust Account as of two (2) business days prior to the Closing, including interest (net of taxes payable), by (b) the total number of the then issued and outstanding Public Shares. As of the date of this proxy statement/prospectus, based on funds in the Trust Account of approximately $243.5 million as of April 8, 2026, this would have amounted to approximately $10.59 per share (including interest earned on the funds held in the Trust Account but less taxes payable). Public Shareholders may exercise redemption rights whether or not they are holders as of the Record Date and whether or not such shares are voted at the Meeting and whether they vote for or against the Business Combination Proposal. Notwithstanding the foregoing, the MLAC Memorandum and Articles provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than 15% of the Public Shares in the aggregate, without the prior consent of MLAC.

If a Public Shareholder exercises its redemption rights, then such Public Shareholder will be exchanging its Public Shares for cash and will not receive shares of Pubco Class A Stock upon consummation of the Business Combination. Such a Public Shareholder will be entitled to receive cash for its Public Shares only if it properly demands redemption and delivers its shares (either physically or electronically) to CST in accordance with the procedures described herein. See the section titled “Extraordinary General Meeting of MLAC Shareholders — Redemption Rights” for the procedures to be followed if you wish to redeem your Public Shares for cash. In connection with the MLAC IPO, the Sponsor and its Affiliates agreed to waive any redemption rights with respect to any MLAC Ordinary Shares held by them in connection with the completion of the Business Combination. Such waivers are standard in transactions of this type and the Sponsor and its Affiliates did not receive separate consideration for the waiver.

Appraisal Rights

MLAC Shareholders do not have appraisal rights in connection with the Business Combination under the DGCL or the Cayman Act.

In addition, Public Shareholders are still entitled to exercise the rights of redemption as detailed in this proxy statement/prospectus and the redemption proceeds payable to Public Shareholders who exercise such redemption rights will represent the fair value of those shares. For a discussion about the Public Shareholders’ redemption rights, please see “Extraordinary General Meeting of MLAC Shareholders — Redemption Rights.”

Proxy Solicitation

Proxies may be solicited by mail, telephone or in person. MLAC has engaged Sodali & Co as the proxy solicitor to assist in the solicitation of proxies. If an MLAC Shareholder grants a proxy, it may still vote its shares itself if it revokes its proxy before the Meeting. An MLAC Shareholder may also change its vote by entering a new vote by Internet or telephone, submitting a later-dated proxy or attending and voting, virtually via the live webcast or in person, during the Meeting as described in the section of this proxy statement/prospectus titled “Extraordinary General Meeting of MLAC Shareholders — Revoking Your Proxy.”

Interests of the Sponsor and its Affiliates in the Business Combination

When Public Shareholders consider the recommendation of the MLAC Board in favor of approval of the Business Combination and other Proposals, Public Shareholders should keep in mind that the Sponsor and its Affiliates have interests in the Proposals that are different from or in addition to (and which may conflict with), the interests of a Public Shareholder as an MLAC Shareholder. These interests include, among other things:

●	the Sponsor paid $25,000 for the 7,187,500 MLAC Class B Ordinary Shares. Of these amounts, contemporaneously with the consummation of the Business Combination, the Sponsor shall submit for cancellation 4,387,500 MLAC Class B Ordinary Shares, as a result, the Sponsor will retain the Retained Sponsor Shares. If the Business Combination or another MLAC initial business combination is not consummated by June 16, 2026 (or such other date as approved by the MLAC Shareholders), MLAC will cease all operations except for the purpose of winding up. In such event, the 2,800,000 Retained Sponsor Shares held by the Sponsor (or any permitted distributees thereof, as applicable) will be worthless because the holders thereof entered into an agreement waiving entitlement to participate in any redemption or liquidating distributions with respect to such shares. Neither the Sponsor nor any other person received any compensation in exchange for this agreement to waive redemption and liquidation rights. Pursuant to terms of the Insider Letter and the Sponsor Lock-Up Agreement, the Retained Sponsor Shares are subject to a lock-up whereby, subject to certain limited exceptions, the Retained Sponsor Shares are not transferable until the earlier of (A) the Anniversary Release; provided that, if the VWAP of the shares of Pubco Class A Stock equals or exceeds $12.50 per share for any 20 consecutive trading days after Closing, then the Anniversary Release will be deemed to occur at 11:59 p.m. (New York City time) on such 20th consecutive trading day, or (B) subsequent to MLAC’s initial business combination, the date on which Pubco consummates a transaction which results in all of its shareholders having the right to exchange their shares for cash, securities or other properties. (The Sponsor may, on or before the Closing of the Business Combination, distribute some or all of the Retained Sponsor Shares held by it and such distributed Retained Sponsor Shares may be released from lock-up restrictions in connection with applicable stock exchange listing requirements.) In this regard, while the Retained Sponsor Shares are not the same as the MLAC Class A Ordinary Shares, are subject to certain restrictions that are not applicable to the MLAC Class A Ordinary Shares, and may become worthless if MLAC does not complete a business combination by June 16, 2026 (or such other date as approved by the MLAC Shareholders), the aggregate value of the 2,800,000 Retained Sponsor Shares owned by the Sponsor is estimated to be approximately $29.59 million, assuming the per share value of the Retained Sponsor Shares is the same as the $10.57 closing price of the MLAC Class A Ordinary Shares on Nasdaq on April 8, 2026;
●	the Sponsor has agreed that the 1,600,000 shares of Pubco Class A Stock to be issued to the Sponsor (of the total 2,800,000 Retained Sponsor Shares it will hold), will be held in escrow during the Earnout Period, subject to early release upon certain price-based Triggering Events. Additionally, any Retained Sponsor Shares that are released from escrow shall not be sold or transferred until the Anniversary Release;
●	the 495,000 MLAC Private Placement Shares held by the Sponsor (or any permitted distributees thereof, as applicable) will be forfeited immediately prior to the closing pursuant to the Sponsor Support Agreement. The Sponsor purchased the MLAC Private Placement Shares at an aggregate purchase price of $4,950,000, or $10.00 per unit, in the Private Placement consummated simultaneously with the MLAC IPO. The aggregate value of the 495,000 MLAC Private Placement Shares held by the Sponsor is estimated to be approximately $5.23 million, assuming the per unit value of the MLAC Private Placement Shares is the same as the $10.57 closing price of the MLAC Class Ordinary Shares on Nasdaq on April 8, 2026;
●	if the proposed Business Combination is consummated, immediately after the Closing the Sponsor and its Affiliates are anticipated to hold 4.9% of the outstanding shares of Pubco Common Stock, based on the assumptions set forth in the section of this proxy statement/prospectus entitled “Share Calculations and Ownership Percentages”, which also incorporate relevant assumptions further described in the section of this proxy statement/prospectus entitled “Unaudited Pro Forma Condensed Combined Financial Information” and “Beneficial Ownership of Securities” and assuming, among other assumptions further described in aforementioned sections of this proxy statement/ prospectus, no redemptions of Public Shares and no conversion of public share rights or private share rights prior to or in connection with the proposed Business Combination;
●	based on the difference in the effective purchase price of $0.003 per share paid for the MLAC Class B Ordinary Shares, as compared to the purchase price of $10.00 per Unit sold in the MLAC IPO, the Sponsor and its members may earn a positive rate of return even if the share price of Pubco after the Closing falls below the price initially paid for the MLAC Units in the MLAC IPO and the unredeeming unaffiliated Public Shareholders experience a negative rate of return following the Closing of the Business Combination;
●	if, prior to the Closing, the Sponsor provides working capital loans to MLAC, up to $1,500,000 of which may be convertible into MLAC Private Placement Shares at the option of the Sponsor, such loans may not be repaid if no business combination is consummated and MLAC is forced to liquidate; provided, however, that, as of the date of this proxy statement/prospectus, there are no such working capital loans outstanding;
●	unless MLAC consummates an initial business combination, it is possible that MLAC’s officers, directors and the Sponsor may not receive reimbursement for out-of-pocket expenses incurred by them, to the extent that such expenses exceed the amount of available funds not deposited in the Trust Account (provided, however, that, as of the date of this proxy statement/prospectus, MLAC’s officers and directors have not incurred (nor are any of them expecting to incur) out-of-pocket expenses exceeding such funds available to MLAC for reimbursement thereof, but provided, further, that if any such expenses are incurred prior to consummation of the Business Combination, MLAC’s officers, directors and the Sponsor may not receive reimbursement therefor if the proposed Business Combination is not consummated);
●	if the Trust Account is liquidated, including in the event MLAC is unable to complete an initial business combination by June 16, 2026 (or such other date as approved by the MLAC Shareholders), the Sponsor has agreed that it will be liable to MLAC, if and to the extent any claims by a third party for services rendered or products sold to MLAC (except for MLAC’s independent auditors) or a prospective target business with which MLAC has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per share due to reductions in the value of the trust assets less taxes payable, provided, however, that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under MLAC’s indemnity of the underwriters of the MLAC IPO against certain liabilities, including liabilities under the Securities Act;
●	the Sponsor and its Affiliates may benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders rather than liquidate;
●	MLAC agreed to pay Paul Grinberg (“Mr. Grinberg”), MLAC’s Chairman and Chief Executive Officer and Douglas Horlick, MLAC’s President and Chief Financial Officer, an aggregate of up to $20,000 per month for their services as executive officers and directors of MLAC, until the earlier to occur of the completion of MLAC’s initial business combination or its liquidation. As of December 31, 2025, MLAC has incurred and paid an expense of $240,000 of such fee; and
●	MLAC’s officers and directors will be eligible for continued indemnification and continued coverage under a tail policy for MLAC’s directors’ and officers’ liability insurance policy for up to a six-year period from and after the Closing for events occurring prior to the Closing, which tail policy is to be paid for by Pubco at the Closing pursuant to the Business Combination Agreement. If the Business Combination does not close, MLAC’s officers and directors may not receive this tail insurance coverage.
●	the anticipated election of Mr. Grinberg, MLAC’s Chairman and Chief Executive Officer, as director of Pubco after the consummation of the Business Combination. As such, in the future, such directors will receive any cash fees, stock options or stock awards that the Pubco Board determines to pay to such directors.
●	in addition to the interests of the Sponsor and its Affiliates in the Business Combination, MLAC Shareholders should be aware that MLAC’s underwriter for its IPO, BTIG, may also have financial interests that are different from, or in addition to, the interests of MLAC Shareholders, including the fact that:
●	pursuant to an amendment to the underwriting agreement in connection with MLAC’s IPO, BTIG may receive a deferred fee equal to $1,000,000, and such fees are payable at the closing of the Business Combination only if MLAC completes the Business Combination; and pursuant to the Sponsor Support Agreement, BTIG will forfeit its 310,000 MLAC Private Placement Shares; and
●	pursuant to the BTIG Financial Advisory Services Agreement, BTIG may receive reimbursement of all reasonable out-of-pocket expense as financial advisor to MLAC in connection with the Business Combination, (provided that, if the expense exceeding $100,000, BTIG shall submit to MLAC for its prior written approval), such reimbursement are payable at the closing of the Business Combination only if MLAC completes an initial business combination;

The MLAC Board reviewed and considered the potential conflicting interests described above with respect to the Sponsor and Affiliates and, after taking into account the factors they deemed applicable (including the potential conflicting interests), unanimously approved the Business Combination Agreement and the transactions contemplated therein.

For more information, see “Certain Relationships and Related Party Transactions” and see the risk factor entitled “Risk Factors — Risks Related to the Business Combination — Since the Sponsor and its Affiliates have interests that are different from, or in addition to (and which may conflict with), the interests of Public Shareholders, a conflict of interest may have existed in determining whether the Business Combination with Pubco and the Company is appropriate as MLAC’s initial business combination. Such interests include that the Sponsor and Affililates will lose their entire investment in MLAC if the Business Combination is not completed or any other business combination is not completed.”

Additionally, in considering the recommendation of the MLAC Board to vote in favor of approval of the Proposals, unaffiliated MLAC Shareholders should keep in mind that the directors and executive officers of Pubco have interests in such Proposals that are different from or in addition to, those of unaffiliated MLAC Shareholders. In particular:

●	the Company has entered into offer letters with its Chief Executive Officer, Chief Financial Officer and Chief Operating Officer that are expected to be assigned to Pubco at the Closing;
●	Pubco intends to grant equity awards under the Incentive Plan to its Chief Executive Officer, Chief Financial Officer and Chief Operating Officer;
●	the fact that Gerald Bartholomew Smith, the Company’s Chief Executive Officer, is expected to become a director and Chief Executive Officer of Pubco at Closing; and
●	the Company’s Chief Executive Officer is party to an advisory agreement with the Foundation that provides for payment of certain consideration if the Closing does not occur; however, in the event that the Closing does occur, Gerald Bartholomew Smith will no longer serve as an advisor to the Foundation nor receive any compensation from the Foundation.

Consideration to be Received by, and Securities to be Issued to, the Sponsor and its Affiliates

Set forth below is a summary of the terms and amount of the consideration received or to be received by the Sponsor and its Affiliates in connection with the Transactions, the amount of securities issued or to be issued by Pubco to the Sponsor and its Affiliates and the price paid or to be paid or consideration provided for such securities or any related financing transaction.

Entity	Interest in Securities/Other Consideration to be Received	Price Paid or to be Paid or Consideration Provided
Sponsor

2,800,000 MLAC Class B Ordinary Shares, of which 1,600,000 shares (the”Sponsor Earnout Shares”) shall be held in escrow and shall vest and be released from escrow, in the amounts specified below, upon Pubco meeting the milestones specified below:

$25,000 paid to purchase the 7,187,500 MLAC Class B Ordinary Shares (of which 4,387,500 shares will be forfeited upon the Closing).
(i) Upon the occurrence of Triggering Event I, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor;
(ii) Upon the occurrence of Triggering Event II, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor; and
(iii) Upon the occurrence of Triggering Event III, 533,334 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor.

Entity	Interest in Securities/Other Consideration to be Received	Price Paid or to be Paid or Consideration Provided
Sponsor	Additional MLAC Class A Ordinary Shares and/or cash	Amounts outstanding at the Closing under any MLAC Working Capital Loan will be repaid, at the lender’s option, in either cash or by the issuance of MLAC Class A Ordinary Shares at $10.00 per share.

Because the Sponsor acquired the 7,187,500 MLAC Class B Ordinary Shares at a nominal price, the Public Shareholders will incur substantial and immediate dilution upon the Closing of the Business Combination. See the sections titled “Summary of the Proxy Statement/Prospectus — Dilution,” “Risk Factors — Risks Related to the Business Combination — The value of the MLAC Class B Ordinary Shares following completion of the Business Combination is likely to be substantially higher than the nominal price paid for them, even if the trading price of shares of Pubco Class A Stock at such time is substantially less than $10.00 per share, which may create an economic incentive for the MLAC management team to pursue and consummate the Business Combination which differs from the Public Shareholders,” and “Risk Factors — Risks Related to the Business Combination — Public Shareholders who do not redeem their Public Shares will experience substantial and immediate dilution upon Closing of the Business Combination as a result of the MLAC Class B Ordinary Shares held by the Sponsor, since the value of the MLAC Class B Ordinary Shares is likely to be substantially higher than the nominal price paid for them, as well as a result of the issuance of the shares of Pubco Stock in the Transactions.”

The MLAC Board’s Reasons for Approval of the Transactions

The MLAC Board considered a variety of factors in connection with its evaluation of the Business Combination. In light of the complexity of those factors, the MLAC Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Individual members of the MLAC Board may have given different weight to different factors. Certain information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward- Looking Statements.”

Before reaching its decision, the MLAC Board reviewed the information provided to it by its management, representatives of the Sponsor and MLAC’s legal and financial advisors. In addition, before determining that the Business Combination was in the best interests of MLAC and its shareholders, the MLAC Board reviewed various industry data, including a review of recent performance of public companies with the digital asset treasury strategies, such as MicroStrategy, as well as industry insights provided by the Investment Banks, which were included in the investor presentation for the Company Unit Subscription.

The MLAC Board determined that pursuing a potential business combination with Pubco and the Company would be an attractive opportunity for MLAC and the MLAC Shareholders, which determination was based on a number of factors including, but not limited to, the following:

●	Exclusive partnership with the Foundation, which includes compelling access to AVAX. AVAT has an 18-month exclusive agreement with the Foundation on AVAX sales to any DAT company and, through its relationship with the Foundation, access to opportunities with partners, investors, builders, and service providers across the Avalanche ecosystem.
●	Differences between AVAT and other DATs in the marketplace. AVAT seeks to employ an active (instead of passive) DAT strategy, combining a targeted yield strategy with ecosystem development that is designed to provide shareholders with more holistic exposure to the growth of the Avalanche ecosystem.
●	Structural trends driving Avalanche utilization, including growth in stablecoin and digital money markets; as well as the tokenization of equities, private credit and other real world assets.
●	Avalanche’s technological strengths, including processing speed and ease of customization.
●	Attractive economics, including a discounted mNAV (calculated as the multiple of enterprise value to the market value of AVAX holdings) of approximately 0.77x at the execution of the Business Combination Agreement, assuming no redemptions from MLAC Shareholders.
●	Strategic leadership on the Pubco Board and the Advisory Board, including Advisory Board members Ava Labs founder Emin Gün Sirer, managing partner of Dragonfly Haseeb Qureshi, Blockworks Inc. Chief Executive Officer Jason Yanowitz and Aave Labs Chief Executive Officer Stani Kulechov.
●	Strong management team with institutional connectivity, Avalanche protocol expertise, and over 20 years of experience across digital assets, proprietary trading, asset management, market making and institutional capital markets.
●	Avalanche real world use cases across finance, payments, corporate/enterprise, government, gaming, sports and entertainment, which signifies the potential for significant market acceptance and adoption. Examples include the use of Avalanche technology in JP Morgan’s Kinexys, the California DMV’s registration of 42 million vehicle titles, Apollo’s launch of tokenized portfolios, funds and private credit, and FIFA’s launch of its own blockchain for digital collectibles and enhanced fan engagement.

In connection with its approval of the Business Combination Agreement, the MLAC Board considered the enterprise valuations, after factoring in the Company Unit Subscription, the Foundation’s token sale, and the implied value of AVAX holdings (or mNAV). Additionally, the MLAC Board considered potential valuation multiples of other digital asset tokens such as those supported by the blockchain platforms Ethereum, Stellar, Cardano, and Solana. The MLAC Board believed that the transaction structure for the Business Combination, which features a discounted mNAV, could deliver significant returns on investment to MLAC Shareholders. The MLAC Board also considered the Company’s unique relationship with the Foundation, and its potential to provide strategic exposure to the evolving Avalanche ecosystem, which the MLAC Board believes presented a compelling opportunity for value creation for MLAC Shareholders.

In approving the Business Combination, the MLAC Board considered the potential benefits of, but ultimately determined not to obtain, a fairness opinion. The MLAC Board and MLAC’s management have extensive experience in the fintech industry, operational management and investment and financial analysis, including as part of the team’s prior involvement in the proposed acquisition of W3BCLOUD Holdings Inc, a cryptocurrency data center, by Social Leverage Acquisition Corp. I. Furthermore, members of the MLAC Board have made professional investments in the digital asset space. As such, the members of the MLAC Board and management team believe that they are qualified to conduct and analyze the due diligence required to identify a business combination partner. The independent directors of the MLAC Board did not retain an unaffiliated representative to act solely on behalf of the unaffiliated MLAC Shareholders to negotiate the terms of the Business Combination and/or prepare a report concerning the approval of the Business Combination.

In the course of its deliberations, in addition to the various other risks associated with the business of Pubco, as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/ prospectus, the MLAC Board also considered a variety of uncertainties, risks and other potentially negative factors relevant to the Business Combination, including the following:

●	AVAX and the Volatility of the Price of AVAX. The market prices of AVAX Tokens and other digital assets may fluctuate significantly, potentially due to broader cryptocurrency market movements, regulatory developments, technological changes or general economic conditions. These fluctuations could materially affect the value of Pubco’s digital assets, its mNAV, and overall financial performance.
●	Macroeconomic Risks Generally. Macroeconomic uncertainty, including the potential impact of the tariffs to be instituted by the United States government, and the effects they could have on the price of AVAX and Pubco’s potential financial performance.
●	Regulatory Risks with respect to AVAX. Cryptocurrency-related regulations are evolving, and future developments regarding the treatment of crypto assets for U.S. and foreign tax purposes could adversely impact Pubco’s business. AVAX and other digital assets are novel assets, and are subject to significant legal, commercial, regulatory and technical uncertainty.
●	Competition in Pubco’s Industry. Many publicly listed digital asset treasury vehicles currently trade at a premium to mNAV, which has attracted and may continue to attract other companies to pursue similar digital asset treasury strategies. This increased number of companies could make it more difficult or expensive for Pubco to, among other things, pursue its strategy of raising funds through public offerings of securities to purchase more AVAX for its corporate treasury.
●	Risks in Pubco’s Business Plan, which Business Plan May Not be Achieved. Pubco does not have significant operations and will not have significant operations prior to Closing. Pubco may not be successful in building its AVAX holdings or in building the ancillary AVAX related services it intends to launch in tandem with the accumulation and management of its AVAX holdings. Pubco may encounter unforeseen expenses, difficulties, complications, delays and other unknown events that may cause its costs to exceed its expectations.
●	Management Team of Pubco and Public Company Readiness. Gerald Bartholomew Smith, Laine Mihalchick Moljo and Sean Ostrower, who are expected to lead Pubco management after Closing, have limited experience managing an operating a public company. There is a risk that Pubco will not be able to hire the necessary personnel to timely and accurately prepare financial statements and reports to be publicly filed the SEC, or that Pubco’s compliance infrastructure may not be able to successfully manage the increased compliance risks and internal controls requirements to which it will be subject as a public company.
●	Valuation. The Company has no operating history and the volatile nature of the price of AVAX makes it difficult to evaluate Pubco’s future prospects. The Company’s lack of operating history also makes it difficult to accurately forecast its future results of operations, which are subject to numerous uncertainties as further described herein. In addition, MLAC did not obtain a fairness opinion (or any similar report or appraisal) in connection with the Business Combination. As a result, there is a risk that the MLAC Board may not have properly valued the Company’s business.
●	Listing Risk. The challenges associated with preparing Pubco for requisite listing requirements to which it will be subject as a publicly traded company on a national stock exchange, and the potential inability of Pubco to obtain an initial listing and maintain the listing of Pubco Class A Stock on Nasdaq or any other securities exchange following the Closing.
●	MLAC Shareholders Holding a Minority Position in Pubco. MLAC Shareholders will hold a minority ownership position in Pubco following completion of the Business Combination, with existing Public Shareholders owning approximately 40.5% of the issued and outstanding shares of Pubco Class A Stock after Closing, assuming no redemptions.
●	Control of Pubco by the Seller. Pubco will have two classes of common stock after Closing, with Pubco Class A Stock having no voting rights (except as required by applicable law) until all shares of Pubco Class B Stock are cancelled, and Pubco Class B Stock having voting rights. At Closing, MLAC Shareholders will receive shares of Pubco Class A Stock and only the Seller will own shares of Pubco Class B Stock. As a result, Pubco will be a controlled company under Nasdaq listing standards after Closing, with all decisions of Pubco being controlled by the Seller. Accordingly, Public Shareholders will not participate in the governance of Pubco after Closing. For additional information, see the section of this proxy statement/prospectus entitled “Description of Pubco Securities.”
●	Litigation. The possibility of litigation or MLAC shareholder actions challenging the Transactions or injunction against any of the actions required to be taken in order to consummate the Business Combination.
●	Fees and Expenses. The fees and expenses associated with completing the Business Combination, including those payable to the Investment Banks and BTIG.
●	Redemptions. The risk that a significant number of Public Shareholders may exercise their redemption rights, thereby depleting the amount of cash available in the Trust Account to fund Pubco’s business after the Business Combination, not only making it more difficult for Pubco to meet initial listing requirements, but also reducing the liquidity of the trading market for Pubco Class A Stock upon Closing.

In addition to considering the factors described above, the MLAC Board also considered that:

●	Interests of Certain Persons. The Sponsor, its affiliates and certain executive officers and directors of MLAC, as individuals, may have interests in the Business Combination that are in addition to, and that may be different from (and may conflict with), the interests of MLAC Shareholders. The possibility that the MLAC Board may have been influenced by conflicts between what may be in MLAC’s best interests and what may be best for a director’s personal interests, including the possibility that if the Business Combination is not consummated, and MLAC is forced to liquidate because it is unable to consummate another business combination within the timeframe permitted by its Memorandum and Articles of Association, the Class B Ordinary Shares and Private Placement Units owned by the Sponsor would be worthless. For more information, see section entitled “The Business Combination Proposal — Interests of the Sponsor and MLAC’s Directors and Executive Officers in the Business Combination.”
●	Differing Returns. The Sponsor paid $25,000, or approximately $0.005 per share, for the MLAC Founder Shares (of which it currently holds 7,187,500, 4,387,500 of which the Sponsor has agreed to surrender, immediately prior to, and subject to the consummation of, the MLAC Merger). Such shares (after accounting for the share surrender), are valued at approximately $28,924,000, based on the closing price of MLAC Class A Ordinary Shares of $10.30 on September 30, 2025, the business day before the MLAC Board approved the Business Combination. Such shares will be worthless if a business combination is not consummated. The Sponsor and its affiliates can earn a positive rate of return on their investment even if Public Shareholders experience a negative return following the consummation of the Business Combination.

After considering the foregoing, the MLAC Board concluded, in its business judgment, that the potential benefits to MLAC and the MLAC Shareholders relating to the Business Combination outweighed the potentially negative factors and risks relating to the Business Combination.

Recommendation to MLAC Shareholders

The MLAC Board has determined that the Business Combination Proposal and each of the other Proposals are in the best interests of MLAC and the MLAC Shareholders and unanimously recommends that MLAC Shareholders vote “FOR” the Business Combination Proposal, “FOR” the Merger Proposal, “FOR” each of the Domestication and Organizational Documents Proposals, “FOR” the Nasdaq Proposal and “FOR” the Adjournment Proposal, if presented.

For more information about the MLAC Board’s recommendation and the Proposals, see the sections titled “Extraordinary General Meeting of MLAC Shareholders — Recommendation of the MLAC Board” and “The Business Combination Proposal — The MLAC Board’s Reasons for Approval of the Transactions.”

Sources and Use of Funds for the Business Combination

The following table summarizes the anticipated sources and uses of funds in the Business Combination, in various redemption scenarios. Such tables are for illustrative purposes only. Where actual amounts are not known or knowable, the figures below represent good faith estimates of such amounts.

The following table summarizes the sources and uses for funding the Business Combination. The tables below reflect the “No Redemptions,” “25% Redemptions,” “50% Redemptions,” “75% Redemptions” and “Maximum Redemptions” scenarios described in the section entitled “Questions and Answers About the Proposals — Q. What equity stake will current Public Shareholders (including MLAC Right Holders), the Company Unit Investors, The Sponsor and its Affiliates, the Foundation, Astral and Seller Related Parties hold in Pubco immediately after the completion of the Transactions?

Assuming No Redemptions
Sources (in millions)		Uses (in millions)
Cash in the Trust Account (as of December 31, 2025)	$242.7	AVAX Purchases	$50.0
		Redemptions	—
		Transaction expenses	14.3
Company Unit Subscription Proceeds	$96.5	Cash to Balance Sheet	274.9
Total Sources	$339.2	Total Uses	$339.2

Assuming 25% Redemptions
Sources (in millions)		Uses (in millions)
Cash in the Trust Account (as of December 31, 2025)	$242.7	AVAX Purchases	$50.0
		Redemptions	60.4
		Transaction expenses	14.3
Company Unit Subscription Proceeds	$96.5	Cash to Balance Sheet	214.5
Total Sources	$339.2	Total Uses	$339.2

Assuming 50% Redemptions
Sources (in millions)		Uses (in millions)
Cash in the Trust Account (as of December 31, 2025)	$242.7	AVAX Purchases	$50.0
		Redemptions	120.8
		Transaction expenses	14.3
Company Unit Subscription Proceeds	$96.5	Cash to Balance Sheet	154.1
Total Sources	$339.2	Total Uses	$339.2

Assuming 75% Redemptions
Sources (in millions)		Uses (in millions)
Cash in the Trust Account (as of December 31, 2025)	$242.7	AVAX Purchases	$50.0
		Redemptions	181.3
		Transaction expenses	14.3
Company Unit Subscription Proceeds	$96.5	Cash to Balance Sheet	93.6
Total Sources	$339.2	Total Uses	$339.2

Assuming Maximum Redemptions
Sources (in millions)		Uses (in millions)
Cash in the Trust Account (as of December 31, 2025)	$242.7	AVAX Purchase	$50.0
		Redemptions	241.7
Collaterized note payable	25.0	Transaction expenses	14.3
Company Unit Subscription Proceeds	$96.5	Cash to Balance Sheet	58.2
Total Sources	$364.2	Total Uses	$364.2

U.S. Federal Income Tax Considerations

For a description of U.S. federal income tax consequences of the Business Combination, the exercise of redemption rights in respect of Public Shares and the ownership and disposition of shares of Pubco Class A Stock, see the section entitled “U.S. Federal Income Tax Considerations.”

Anticipated Accounting Treatment

The Business Combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, MLAC will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the current members of the Company having a majority of the voting power of Pubco upon the Closing, Company senior management comprising all of the senior management of Pubco, and the Company’s operations comprising the ongoing operations of Pubco. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Company issuing shares for the net assets of MLAC, accompanied by a recapitalization. The net assets of MLAC will be stated at historical cost, with no goodwill or other intangible assets recorded. As a result, any transaction costs incurred to effect the recapitalization represent costs related to issuing equity and raising capital that are recognized as a reduction to the total amount of equity raised through the Company Unit Subscription Agreements rather than an expense recorded as incurred. Operations prior to the Business Combination will be those of the Company.

Emerging Growth Company

Upon consummation of the Business Combination, Pubco will be an “emerging growth company” as defined in the JOBS Act. Pubco will remain an “emerging growth company” until the earliest to occur of (i) the last day of the fiscal year (a) following the fifth anniversary of the Closing of the Business Combination, (b) in which Pubco has total annual gross revenue of at least $1.235 billion or (c) in which Pubco is deemed to be a large accelerated filer, which means the market value of shares of Pubco Stock held by non-affiliates exceeds $700 million as of the last business day of Pubco’s prior second fiscal quarter, and (ii) the date on which Pubco issued more than $1.0 billion in non-convertible debt during the prior three-year period. Pubco intends to take advantage of exemptions from various reporting requirements that are applicable to most other public companies that are classified as “emerging growth companies,” including, but not limited to, an exemption from the provisions of Section 404(b) of the Sarbanes-Oxley Act requiring that Pubco’s independent registered public accounting firm provide an attestation report on the effectiveness of its internal control over financial reporting and reduced disclosure obligations regarding executive compensation.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. Pubco has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, Pubco, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of Pubco’s financial statements with certain other public companies difficult or impossible because of the potential differences in accounting standards used. See “Risk Factors — Risks Related to Being a Public Company — Pubco will be an “emerging growth company,” and it cannot be certain if the reduced SEC reporting requirements applicable to emerging growth companies will make shares of Pubco Stock less attractive to investors, which could have a material and adverse effect on Pubco, including its growth prospects.”

Controlled Company

After the consummation of the Transactions, Pubco will be a “controlled company” under the Nasdaq Rules. Under the Nasdaq rules, a controlled company may elect to utilize exemptions from certain of Nasdaq’s corporate governance requirements, including the requirements (a) that a majority of the board consists of independent directors; (b) for an annual performance evaluation of the nominating and corporate governance and compensation committees; (c) that the company has a nominating and corporate governance committee that is composed entirely of independent directors with a written charter addressing the committee’s purpose and responsibilities and (d) that the company has a compensation committee that is composed entirely of independent directors with a written charter addressing the committee’s purpose and responsibility. See “Risk Factor — Risks Related to Ownership of Pubco Stock Following the Business Combination — Pubco is a “controlled company” within the meaning of the Nasdaq Rules, and, as a result, will qualify for, and rely on, exemptions from certain corporate governance requirements. Our shareholders do not have the same protections afforded to shareholders of companies that are subject to such requirements.”

Regulatory Matters

The Business Combination and the transactions contemplated by the Business Combination Agreement are not subject to any additional federal or state regulatory requirement or approval, except for (i) filings with the Registrar of Companies of the Cayman Islands necessary to effectuate the Domestication, which will be filed on behalf of MLAC with the Registrar of Companies of the Cayman Islands and (ii) filings with the Secretary of State of the State of Delaware (“Delaware Secretary of State”) necessary to effectuate the MLAC Merger and Company Merger, which will be filed on behalf of MLAC, the Company, Company Merger Sub and MLAC Merger Sub with the Delaware Secretary of State upon the approval of the Business Combination Proposal and satisfaction of all other conditions not waived by the applicable parties under the Business Combination Agreement.

Conditions to Closing of the Business Combination

Under the Business Combination Agreement, the obligations of the parties to consummate (or cause the consummation of) the Transactions are subject to the satisfaction or waiver (where permissible) of a number of conditions:

Mutual Conditions to Obligations of All Parties (subject to written waiver by Seller and MLAC, solely with respect to the final condition listed below):

●	the receipt of the Required Shareholder Approval from MLAC Shareholders;
●	the consummation of the Transactions not being prohibited by applicable law;
●	the effectiveness of the Registration Statement; and
●	the shares of Pubco Class A Stock having been approved for listing on Nasdaq, the NYSE or another national securities exchange reasonably accepted by Pubco, MLAC and the Seller.

Conditions to Obligations of the Company, Pubco, Pubco Subsidiaries and Seller (subject to written waiver by Seller):

●	the representations and warranties of MLAC being true and correct, subject to the applicable materiality standards contained in the Business Combination Agreement;
●	material compliance by MLAC with its applicable pre-closing covenants;
●	no occurrence of a Material Adverse Effect with respect to MLAC since the date of the Business Combination Agreement which is continuing and uncured; and
●	the Sponsor having performed in all material respects its obligations required under the Sponsor Support Agreement.

Conditions to Obligations of MLAC (subject to written waiver by MLAC):

●	the representations and warranties of the Company, Pubco, Pubco Subsidiaries, the Seller Related Parties, and Astral being true and correct, subject to the applicable materiality standards contained in the Business Combination Agreement;
●	material compliance by the Company, Pubco, Pubco Subsidiaries, the Seller Related Parties and Astral with their respective pre-closing covenants;
●	no occurrence of a Material Adverse Effect with respect to the Company or Pubco; and
●	completion of the Dragonfly Contribution and the Foundation Transaction.

Pursuant to the Business Combination Agreement, “Material Adverse Effect” with respect to any specified person is any fact, event, occurrence, change, or effect that has had, or would reasonably be expected to have, individually or in the aggregate, a material adverse effect on (i) the business, assets, liabilities, results of operations or condition (financial or otherwise) of such party and its subsidiaries, taken as a whole, or (ii) the ability of such person or any of its subsidiaries to consummate the transactions contemplated by the Business Combination Agreement or the Ancillary Documents to which it is a party or bound to perform its obligations under such documents, provided, however, that with respect to point (i), the following changes or effects (by themselves or when aggregated with others) are not considered a Material Adverse Effect:

(a)	general changes in financial or securities markets (including interest rates) or general economic or political conditions in the country or region where the party or its subsidiaries do business;
(b)	changes, conditions, or effects that generally affect the industries or markets in which the party or its subsidiaries principally operate;
(c)

changes in the price or trading volume of AVAX (provided that the underlying cause of any such event, occurrence, change or effect in the price or trading volume may be considered in determining whether a Material Adverse Effect has occurred or would reasonably be expected to occur to the extent not excluded by another exception);

(d)

any proposal, enactment, or change in interpretation of, or any other change in, applicable laws, IFRS, GAAP or other applicable accounting principles or mandatory changes in the regulatory accounting requirements applicable to any industry in which such party and its subsidiaries principally operate;

(e)

conditions caused by acts of God, natural disasters, terrorism, war (whether or not declared), escalation of hostilities, geopolitical conditions, local, national or international political conditions or any outbreak or continuation of an epidemic or pandemic or the effects of governmental actions or Laws in response to them;

(f)	the taking of any action required by the Business Combination Agreement or any Ancillary Agreement; and
(g)

any failure by the party and its subsidiaries to meet internal or published budgets, projections, forecasts, or predictions of financial performance for any period (provided that the underlying cause of any such failure may be considered in determining whether a Material Adverse Effect has occurred or would reasonably be expected to occur to the extent not excluded by another exception)..

The exceptions in letters (a), (b), (c), (d), (e) and (g) above will be taken into account in determining whether a Material Adverse Effect has occurred or could reasonably be expected to occur to the extent that such event, occurrence, fact, condition or change has a disproportionate and adverse effect on such party or any of its subsidiaries compared to similarly situated participants in the industries in which such party or any of its subsidiaries primarily conducts its businesses.

Notwithstanding the foregoing, for MLAC, the number of MLAC Ordinary Shares redeemed in connection with the Business Combination or the failure to obtain the Required Shareholder Approval shall not, in and of itself, be deemed a Material Adverse Effect on or with respect to MLAC, provided that the underlying causes of any such redemptions or failure to obtain the Required Shareholder Approval may be considered if not otherwise excluded by another exception and provided, further, with respect to the failure to obtain the Required Shareholder Approval, that MLAC has not violated its obligations under this Agreement in connection with obtaining such Required Shareholder Approval.

Exclusivity

During the Interim Period, the parties agreed not to solicit, encourage or engage in discussions regarding any Acquisition Proposal or Alternative Transaction outside the transactions contemplated by the Business Combination Agreement. The parties also agreed not to provide non-public information or enter into any agreements related to such proposals. If any party receives an Acquisition Proposal, such party is expected to promptly notify the other parties and keep them informed of any developments.

Representations and Warranties

The Business Combination Agreement contains customary representations and warranties of the Parties, which will not survive the Closing. Certain representations and warranties are qualified by materiality or Material Adverse Effect.

MLAC made representations relating to, among other things, MLAC’s organization or incorporation (as applicable), good standing and qualification to do business, MLAC’s corporate authority, governmental and regulatory consents necessary in connection with the Business Combination, absence of conflicts and certain changes, MLAC’s capitalization, proper filings with the SEC, no litigation, compliance with applicable laws, permits, taxes and returns, employees and employee benefit plans, properties, material contracts, transactions with affiliates, finders and brokers, certain business practices, insurance and the Trust Account.

Pubco made representations relating to, among other things, Pubco’s and Pubco Subsidiaries’ organization or incorporation (as applicable), good standing, qualification to do business, corporate authority, governmental and regulatory consents necessary in connection with the Business Combination, absence of conflicts and certain changes, capitalization, finders and brokers, ownership of Pubco Stock and Pubco and Pubco Subsidiaries’ activities.

The Company made representations relating to, among other things, organization, good standing and qualification to do business, the Company’s corporate authority, governmental and regulatory consents necessary in connection with the Business Combination, absence of certain changes, title to assets, employee benefit plans, certain business practices, the Company’s activities and finders and brokers.

Seller Related Parties and Astral made representations relating to, among other things, the Seller Related Parties’ and Astral’s incorporation, good standing, qualification to do business, corporate authority, governmental and regulatory consents necessary in connection with the Business Combination, absence of conflicts, ownership, investment representations and finders and brokers.

Covenants

The Business Combination Agreement contains covenants, including, among others, providing for (i) the Company, Pubco and Pubco Subsidiaries to not to take certain corporate actions without the prior written consent of MLAC during the period between signing and the Closing, (ii) MLAC to conduct its business in the ordinary course consistent with past practice and refrain from specified actions without the prior written consent of Seller, (iii) the parties not to solicit or engage in discussions regarding alternative transactions, and (iv) Pubco and MLAC, with the assistance of the Company, to prepare and Pubco and the Company to file the Registration Statement as soon as practicable following the Company’s completion of its audited financial statements. See the section entitled “The Business Combination Proposal — Covenants” for more information.

Risk Factors

In evaluating the proposals to be presented at the Meeting, MLAC Shareholders should carefully read this proxy statement/prospectus and especially consider the factors discussed in the section entitled “Risk Factors.” These risks are summarized below.

Risks Related to the Business and Strategy of Pubco

●	The Company has no operating history and has not yet produced any revenues, which make it difficult to evaluate Pubco’s business and future prospects, and Pubco may not be able to achieve or maintain profitability in any given period.
●	Pubco may not be able to successfully execute its business strategies.
●	Pubco may seek to grow our business through minority investments, joint ventures and acquisitions, which could divert management’s attention and otherwise disrupt operations and harm our operating results. Pubco may fail to acquire or invest in companies whose market power or technology could be important to the future success of the business.
●	Pubco’s operating results, revenues and expenses may significantly fluctuate, including due to the highly volatile nature of AVAX, which has had and could have in the future, an adverse effect on the market price of Pubco Class A Stock.
●	Our AVAX acquisition strategy exposes us to various risks associated with AVAX.
●	A significant decrease in the market value of our AVAX holdings could adversely affect our ability to satisfy our financial obligations.
●	Pubco will operate in a highly competitive environment and will compete against companies and other entities with similar strategies, including companies with significant AVAX holdings and ETFs and ETPs for AVAX and other digital assets, and Pubco’s business, operating results and financial condition may be adversely affected if Pubco is unable to compete effectively.
●	Pubco may suffer losses due to abrupt and erratic market movements.
●	The emergence or growth of other digital assets, including those with significant private or public sector backing, including by governments, consortiums or financial institutions, could have a negative impact on the price of AVAX and adversely affect Pubco’s business.
●	Pubco’s AVAX holdings will be less liquid than its cash and cash equivalents and may not be able to serve as a source of liquidity for Pubco.
●	The Avalanche Network and its native digital asset, AVAX, is a relatively new technological innovation with a limited operating history.
●	AVAX is created and transmitted through the operations of the peer-to-peer Avalanche Network, a decentralized network of computers running software following the Avalanche protocol. If the Avalanche Network is disrupted or encounters any unanticipated difficulties, the value of AVAX could be negatively impacted.
●	Pubco will face risks associated with AVAX delegation, staking, liquid staking and associated lock-ups.
●	Pubco will face risks relating to the custody of its AVAX, including the loss or destruction of private keys required to access our AVAX and cyberattacks or other data loss relating to our AVAX. If Pubco or its third-party service providers experience a security breach or cyberattack and unauthorized parties obtain access to Pubco’s AVAX, if Pubco’s private keys are lost or destroyed, or other similar circumstances or events occur, including the ability to reverse engineer private keys, Pubco may lose some or all of its AVAX and Pubco’s financial condition and results of operations could be materially adversely affected.
●	Our limited insurance protection exposes us and our shareholders to the risk of loss of our AVAX for which no person is liable.
●	The accounting treatment of our AVAX holdings are likely to have significant accounting impacts, including volatility of our results. If financial accounting standards undergo significant changes, our operating results could fluctuate.
●	AVAX and other digital assets are novel assets, which will expose Pubco to significant legal, commercial, regulatory and technical uncertainty, which could materially adversely affect Pubco’s financial position, operations and prospects.
●	The regulatory environment for digital assets in the United States and globally remains highly uncertain and is evolving rapidly. U.S. policymakers are only beginning to define a comprehensive regulatory framework for digital assets. As a result, Pubco may face challenges in adapting to proposed or newly enacted laws and regulations, which could materially and adversely affect its business, financial condition and operations.
●	AVAX’s status as a product that may be offered and sold as a “security” in any relevant jurisdiction, as well as the status of Avalanche-related products, and services in general, is subject to uncertainty, and if Pubco is unable to properly characterize such product or service offering, Pubco may be subject to regulatory scrutiny, inquiries, investigations, fines and other penalties, which may adversely affect Pubco’s business, operating results and financial condition.
●	Regulatory changes classifying AVAX as a “security” could lead to Pubco’s classification as an “investment company” under the Investment Company Act and could adversely affect the market price of AVAX and the market price of shares of Pubco Class A Stock.
●	Pubco will not be subject to the same legal and regulatory obligations, including certain compliance and reporting obligations intended to protect investors, that apply to investment companies such as mutual funds and ETFs, or to obligations applicable to investment advisers.
●	Pubco is subject to laws, regulations and executive orders regarding economic and trade sanctions, anti- bribery, AML, and counter-terrorism financing that could impair its ability to compete in international markets or subject Pubco to criminal or civil liability if violated. As Pubco continues to expand and localize its international activities, its obligations to comply with the laws, rules, regulations and policies of a variety of jurisdictions will increase and Pubco may be subject to investigations and enforcement actions by U.S. and non-U.S. regulators and governmental authorities.
●	Due to the unregulated nature and lack of transparency surrounding the operations of many AVAX trading venues, AVAX trading venues may experience greater fraud, security failures or regulatory or operational problems than trading venues for more established asset classes, which may result in a loss of confidence in AVAX trading venues and adversely affect the value of Pubco’s AVAX holdings.
●	Pubco’s compliance and risk management methods might not be effective and may result in outcomes that could adversely affect Pubco’s reputation, operating results and financial condition.
●	In the ordinary course of business managing its AVAX holding as an AVAX treasury company, Pubco may purchase AVAX through spot markets which may be exposed to fraud and market manipulation, including through front running and wash trading, which may adversely affect the value of the shares of Pubco Class A Stock.
●	If the digital asset award or transaction fees for recording transactions on the Avalanche Network are not sufficiently high to incentivize validators, such validators may demand high transaction fees, which could negatively impact the value of AVAX and the value of the Pubco Class A Stock.
●	Although Pubco will have relevant due diligence procedures at Closing regarding anti-money laundering (“AML”) and know-your-customer (“KYC”), these procedures may fail to prevent illegal transactions, which could subject Pubco to criminal and civil liabilities and impact the value of the shares of Pubco Class A Stock.

Risks Related to Being a Public Company

●	The market price of Pubco Class A Stock may be volatile and decline materially as a result of volatility in AVAX or the digital asset markets generally, or for other reasons. You should be aware that you may lose some or all of your investment.
●	A substantial part of Pubco’s assets following the Business Combination will be its AVAX holdings and cash and cash equivalents from the proceeds of the Business Combination and the Company Unit Subscription not invested in AVAX. Although Pubco is expected to have certain other operations, Pubco will depend on such retained cash and cash equivalents to pay its ongoing obligations.
●	Pubco’s ability to timely raise capital in the future may be limited, or may be unavailable on acceptable terms, if at all. Pubco’s failure to raise capital when needed could harm its business, operating results and financial condition.
●	The issuance of additional shares or convertible securities by Pubco could make it difficult for another company to acquire Pubco, may dilute the ownership of Pubco shareholders and could adversely affect the price of Pubco Class A Stock.
●	Future resales of Pubco Class A Stock after the consummation of the Business Combination may cause the market price of Pubco’s securities to drop significantly, even if Pubco’s business is doing well.
●	Pubco will incur significant costs post-Business Combination as a result of being a public company, including additional legal, accounting, insurance and other expenses, as well as costs associated with public company reporting requirements.
●	Pubco’s management team is expected to have limited experience managing and operating a U.S. public company.
●	If Pubco is unable to maintain an effective system of internal controls and compliances, its business and reputation could be adversely affected.
●	Pubco’s failure to timely and effectively implement controls and procedures required by Section 404(a) of the Sarbanes-Oxley Act that will be applicable to it following consummation of the Business Combination could have a material adverse effect on its business, financial condition, results of operations, cash flow and prospects.
●	Pubco will be an “emerging growth company” as defined in the JOBS Act and may be exempt from certain corporate governance requirements thereunder. The reduced public company reporting requirements applicable to emerging growth companies may make Pubco Class A Stock less attractive to investors.
●	If securities or industry analysts do not publish research or reports about Pubco’s business or publish negative reports, the market price of Pubco Class A Stock could decline.
●	Pubco may be subject to material litigation, including individual and class action lawsuits, as well as investigations and enforcement actions by regulators and governmental authorities. These matters are often expensive and time consuming, and, if resolved adversely, could harm Pubco’s business, financial condition and operating results.
●	Since members of the Advisory Board have interests that are different from, or in addition to (and which may conflict with) the interests of Pubco, a conflict of interest may arise in connection with their Advisory Board services.
●	We have identified a material weakness in our internal control over financial reporting. If remediation of this material weakness is not effective, if we experience additional material weaknesses, or if we otherwise fail to maintain an effective system of internal controls in the future, we may not be able to accurately report our financial condition or results of operations.

Risks Related to the Business Combination

●	The market price of shares of Pubco Class A Stock after the Business Combination will be affected by factors different from those currently affecting the market price of MLAC Class A Ordinary Shares.
●	The consummation of the Business Combination is subject to a number of conditions and if those conditions are not satisfied or waived, the Business Combination Agreement may be terminated in accordance with its terms and the Business Combination may not be completed.
●	The Business Combination Agreement contains provisions that limit MLAC from seeking an alternative business combination. If the Business Combination is not completed, those restrictions may make it harder for MLAC to complete an alternate business combination before the end of the Combination Period.
●	The trading price of shares of Pubco Class A Stock after Closing are likely to be highly correlated to the price of AVAX, which is volatile and can rise and fall rapidly, and there is no guarantee that the price of AVAX after Closing will be greater than the Applicable Signing AVAX Price or the trading price of shares of Pubco Class A Stock would be higher than the redemption price that Public Shareholders would have received if they redeemed their Public Shares.
●	The value of the MLAC Class B Ordinary Shares following completion of the Business Combination is likely to be substantially higher than the nominal price paid for them, even if the trading price of shares of Pubco Class A Stock at such time is substantially less than $10.00 per share, which may create an economic incentive for the MLAC management team to pursue and consummate the Business Combination which differs from the Public Shareholders.
●	The “net cash” per Public Share not being redeemed will be less than the redemption price.
●	Public Shareholders who do not redeem their Public Shares will experience substantial and immediate dilution upon Closing of the Business Combination as a result of the MLAC Class B Ordinary Shares held by the Sponsor, since the value of the MLAC Class B Ordinary Shares is likely to be substantially higher than the nominal price paid for them, as well as a result of the issuance of the shares of Pubco Stock in the Business Combination and as a result of the conversion of the Company Units.
●	If Public Shareholders who wish to exercise their redemption rights in connection with the Business Combination fail to properly demand such redemption rights, they will not be entitled to convert their Public Shares into a pro rata portion of the Trust Account and will instead become stockholders of Pubco.
●	Public Shareholders will not have any rights or interests in funds from the Trust Account except under certain limited circumstances, which includes in connection with the consummation of the Business Combination. Therefore, for a Public Shareholder to liquidate their investment in MLAC prior to such times, a Public Shareholder may be forced to sell their Public Shares in the open market, potentially at a loss.
●	The ability of Public Shareholders to exercise redemption rights with respect to a large number of MLAC Class A Ordinary Shares may reduce proceeds available to Pubco after Closing, reduce the public “float” of shares of Pubco Class A Stock after Closing, reduce the liquidity of the trading market for the shares of Pubco Class A Stock after Closing, or make it difficult to obtain or maintain the quotation, listing or trading shares of Pubco Class A Stock on Nasdaq or another national securities exchange, and consequently may not allow the parties to complete the Business Combination, or optimize Pubco’s capital structure following the Business Combination.
●	The MLAC Articles do not provide a specified maximum redemption threshold, however $1.0 million representing the underwriting fee must be paid from the funds on deposit in the Trust Account pursuant to the Amended Underwriting Agreement. The absence of a redemption threshold, other than the threshold set by the $1.0 million payable pursuant to the Amended Underwriting Agreement, may increase the risk of being subject to the “penny stock” rules or the risk that MLAC or Pubco’s securities may be delisted from Nasdaq.
●	Since the Sponsor and its Affiliates have interests that are different from, or in addition to (and which may conflict with), the interests of Public Shareholders, a conflict of interest may have existed in determining whether the Business Combination with Pubco and the Company is appropriate as MLAC’s initial business combination. Such interests include that the Sponsor will lose its entire investment in MLAC if the Business Combination is not completed or any other business combination is not completed.
●	Neither the MLAC Board nor any committee thereof obtained a fairness opinion (or any similar report or appraisal) in determining whether or not to pursue the Business Combination. Consequently, MLAC Shareholders have no assurance from an independent source that the number of shares of Pubco Stock to be issued to Seller and MLAC Shareholders in the Business Combination is fair to MLAC — and, by extension, MLAC Shareholders — from a financial point of view.
●	The parties to the Business Combination Agreement may waive one or more of the conditions to the Business Combination or certain of the other transactions contemplated by the Business Combination Agreement.
●	MLAC’s directors and officers will have discretion on whether to agree to changes or waivers in the terms of the Business Combination Agreement, and their interests in exercising that discretion may conflict with those of the MLAC Shareholders.
●	MLAC Shareholders who are not affiliated with the Sponsor may be exposed to greater risk as a result of becoming shareholders of Pubco through the Business Combination rather than acquiring shares of Pubco Class A Stock directly in an underwritten public offering as a result of the differences between the two transaction structures, including that the Business Combination did not involve an independent due diligence review by an underwriter and that the Sponsor has conflicts of interest in connection with the Business Combination.
●	If MLAC is deemed to be an investment company under the Investment Company Act, MLAC may be required to institute burdensome compliance requirements and its activities may be restricted, which may make it difficult for MLAC to complete the Business Combination.
●	Changes in laws or regulations (including the adoption of policies by governing administrations), or a failure to comply with any laws and regulations, may adversely affect MLAC’s business, including MLAC’s ability to complete the Business Combination.
●	If the Business Combination is not approved and MLAC does not consummate another initial business combination by the end of the Combination Period, then the Sponsor’s MLAC Ordinary Shares will become worthless and the expenses it has incurred will not be reimbursed. These interests may have influenced its decision to approve the Business Combination.
●	If third parties bring claims against MLAC, the proceeds held in the Trust Account could be reduced and the per-share redemption amount received by Public Shareholders could be less than $10.05 per share (based on the Trust Account balance as of October 31, 2025, and inclusive of interest earned on the funds held in the Trust Account but less taxes payable).
●	MLAC Shareholders may be held liable for claims by third parties against MLAC to the extent of distributions received by them.
●	MLAC’s directors may decide not to enforce the indemnification obligations of the Sponsor, resulting in a reduction in the amount of funds in the Trust Account available for distribution to the Public Shareholders.
●	MLAC may not have sufficient funds to satisfy indemnification claims of its directors and officers.
●	Following the Business Combination, Pubco’s business activities may be subject to review or approval by regulatory authorities pursuant to certain U.S. or foreign laws or regulations.
●	The Sponsor and its Affiliates have entered into letter agreements with MLAC, and the Sponsor has entered into the Sponsor Support Agreement with MLAC and Pubco, in each case, which requires them to vote in favor of the Business Combination, regardless of how the Public Shareholders vote.
●	Because MLAC is seeking to obtain shareholder approval of the Business Combination, the Sponsor and its Affiliates may elect to purchase Public Shares from Public Shareholders, subject to any limitations under Rule 14e-5 under the Exchange Act, which may influence the vote on the Business Combination and reduce the public “float” of MLAC Class A Ordinary Shares.
●	MLAC, the Company and Seller will incur transaction costs in connection with the Business Combination.

Risks Related to Ownership of Pubco Stock Following the Business Combination

●	Seller, whose interests may conflict with yours, can individually exercise significant influence over Pubco. You will have no voting rights of Pubco Class A Stock except as required by the DGCL and the concentrated ownership of Pubco Stock may prevent you and other shareholders from influencing significant decisions in the very limited circumstances in which the DGCL will give you the right to vote and may prevent or discourage unsolicited acquisition proposals or offers for Pubco Stock, and that may adversely affect the trading price of Pubco Class A Stock.
●	Seller, through its voting control of Pubco, is in a position to control actions that require shareholder approval and may make decisions that are adverse to other shareholders.
●	Securities of companies formed through mergers with SPACs such as Pubco may experience a material decline in price relative to the share price of the SPACs prior to such merger.
●	Volatility in Pubco’s share price could subject Pubco to securities class action litigation.
●	Since the completion of the MLAC IPO, there has been a precipitous drop in the market values of companies formed through mergers involving SPACs. Accordingly, securities of companies such as Pubco may be more volatile than other securities and may involve special risks.
●	Currently, there is no public market for the shares of Pubco Class A Stock. Public Shareholders cannot be sure about whether the shares of Pubco Class A Stock will develop an active trading market or whether Pubco is able to maintain the listing of Pubco Class A Stock in the future even if Pubco is successful in listing Pubco Class A Stock on Nasdaq or any other national securities exchange, which could limit investors’ ability to make transactions in shares of Pubco Class A Stock and subject Pubco to additional trading restrictions.
●	Reports published by analysts, including projections in those reports that differ from Pubco’s actual results, could adversely affect the price and trading volume of Pubco Stock.
●	Pubco may or may not pay cash dividends in the foreseeable future.
●	Pubco is a “controlled company” within the meaning of the Nasdaq Rules, and, as a result, will qualify for, and rely on, exemptions from certain corporate governance requirements. Our shareholders do not have the same protections afforded to shareholders of companies that are subject to such requirements.
●	The Amended and Restated Pubco Charter designates a state or federal court located within the State of Delaware as the exclusive forum for substantially all disputes between us and our stockholders, and also provides that the federal district courts will be the exclusive forum for resolving any complaint asserting a cause of action arising under the Securities Act, each of which may limit our stockholders’ ability to choose the judicial forum for disputes with us or our directors, officers, stockholders or employees.
●	Because Pubco Class A Stock is non-voting, we and our stockholders are exempt from certain provisions of U.S. securities laws. This may limit the information available to holders of Pubco Class A Stock.

Risks Related to Taxation

●	Unrealized fair value gains on our AVAX holdings could cause us to become subject to the corporate alternative minimum tax under the Inflation Reduction Act of 2022.
●	Pubco’s independent registered public accounting firm’s report for the year ended December 31, 2025, contains an explanatory paragraph that expresses substantial doubt about its ability to continue as a “going concern.”

Information about MLAC

MLAC is a blank check company incorporated in the Cayman Islands as an exempted company with limited liability on June 14, 2024. MLAC was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. The MLAC Class A Ordinary Shares, MLAC Units and MLAC Share Rights are currently listed on The Nasdaq Global Market under the symbols “MLAC,” “MLACU” and “MLACR,” respectively.

MLAC completed the MLAC IPO of 23,000,000 MLAC Class A Ordinary Shares on December 16, 2024, generating gross proceeds to MLAC of $230,000,000. Simultaneously with the closing of the MLAC IPO, MLAC completed the sale to the Sponsor and BTIG of 805,000 MLAC Private Placement Shares at a purchase price of $10.00 per MLAC Private Placement Share in the MLAC Private Placement, generating gross proceeds to MLAC of $8,050,000. Following the closing of the MLAC IPO, a total of $231,150,000, comprised of the net proceeds from the MLAC IPO and the MLAC Private Placement, was placed in the Trust Account. As of December 31, 2025, the Trust Account balance was approximately $243.5 million. Since the MLAC IPO, MLAC’s activity has been limited to efforts toward locating and completing a suitable business combination.

The mailing address of MLAC’s principal executive office is 930 Tahoe Blvd STE 802 PMB 45, Incline Village, NV 89451 and its telephone number is (775) 204-1489.For more information about MLAC, see the sections entitled “MLAC’s Management’s Discussion and Analysis of Financial Condition and Results of Operations” and “Information About MLAC.”

Information Related to the Company

The Company is a newly formed operating company focused exclusively on AVAX holdings and Avalanche-related business lines.

Pubco will be an operating company focused exclusively on business lines relating to Avalanche and AVAX. Immediately following the Closing, Pubco intends to execute its strategy in order to support long-term AVAX accumulation, disciplined treasury management and integration with the Avalanche ecosystem. Pubco’s AVAX accumulation and management strategy is expected to involve (i) the targeted accumulation of AVAX; (ii) tailored treasury management geared towards staking yield and other asset management levers intended to compound AVAX per share over time and (iii) the further ecosystem integration, including the potential provision of Avalanche-focused infrastructure, such as the operation of validator nodes, L1 activation and other corporate development activities, that Pubco believes will expand our exposure to Avalanche. Pubco is incorporated in the State of Delaware. Following the consummation of the Closing, the Pubco Class A Stock is expected to be listed on Nasdaq under the ticker symbol “AVAT.”

De-SPAC, Background, Prospectus Summary [Text Block]

The Parties

MLAC

MLAC is a blank check company incorporated in the Cayman Islands as an exempted company with limited liability on June 14, 2024. MLAC was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. The MLAC Class A Ordinary Shares, MLAC Units and MLAC Share Rights are currently listed on The Nasdaq Global Market under the symbols “MLAC,” “MLACU” and “MLACR,” respectively.

MLAC completed the MLAC IPO of 23,000,000 MLAC Class A Ordinary Shares on December 16, 2024, generating gross proceeds to MLAC of $230,000,000. Simultaneously with the closing of the MLAC IPO, MLAC completed the sale to the Sponsor and BTIG of 805,000 MLAC Private Placement Shares at a purchase price of $10.00 per MLAC Private Placement Shares in the MLAC Private Placement, generating gross proceeds to MLAC of $8,050,000. Following the closing of the MLAC IPO, a total of $231,150,000, comprised of the net proceeds from the MLAC IPO and the MLAC Private Placement, was placed in the Trust Account. As of December 31, 2025, the Trust Account balance was approximately $243.5 million. Since the MLAC IPO, MLAC’s activity has been limited to efforts toward locating and completing a suitable business combination.

The mailing address of MLAC’s principal executive office is 930 Tahoe Blvd STE 802 PMB 45, Incline Village, NV 89451, and its telephone number is (775) 204-1489. Prior to the consummation of the Business Combination, MLAC will effect the Domestication, pursuant to which MLAC will transfer by way of continuation to and become a Delaware corporation, and at least two hours after the Domestication, MLAC Merger Sub will merge with and into MLAC, with MLAC continuing as the surviving company and a wholly- owned subsidiary of Pubco.

Pubco

Pubco was incorporated as a corporation organized under the laws of Delaware on September 22, 2025, solely for the purpose of effectuating the Business Combination described herein. It currently owns no material assets and does not presently operate any business.

Following the Closing, it will be an operating company engaged in a number of businesses focused on AVAX. Following the Closing, Pubco will engage in the following principal activities: (i) the targeted accumulation of AVAX; (ii) tailored treasury management geared towards staking yield and other asset management levers intended to compound AVAX per share over time and (iii) the further ecosystem integration, including the potential provision of Avalanche-focused infrastructure, such as the operation of validator nodes, L1 activation and other corporate development activities, to expand exposure to Avalanche.

On September 25, 2025, Pubco issued one thousand (1,000) shares of common stock to Seller for nominal consideration. These shares represent all shares in the capital of Pubco that are currently issued and outstanding and, at the Company Merger Effective Time and by virtue of the Mergers, will be automatically canceled and extinguished without any conversion thereof or payment therefor. For descriptions of Pubco securities, see “Description of Pubco Securities.”

Prior to the consummation of the Business Combination, (i) the directors of Pubco are Mr. Robert Hadick and Mr. Gerald Bartholomew Smith; (ii) the officers are Mr. Gerald Bartholomew Smith (President) and Ms. Laine Mihalchick Moljo (Secretary) and (iii) the sole shareholder of Pubco is Seller.

The mailing address of Pubco’s registered office is 251, Little Falls Drive, Wilmington, County of New Castle, 19808, State of Delaware. Immediately prior to the consummation of the Business Combination, Pubco’s mailing address will be 413 W 14th Street, Floor 2, PMB 4633, New York, State of New York, 10014.

MLAC Merger Sub

MLAC Merger Sub was incorporated in Delaware on September 26, 2025 solely for the purpose of effectuating the Business Combination described herein. MLAC Merger Sub has no material assets and does not operate any business.

Prior to the consummation of the Business Combination, the sole director of MLAC Merger Sub is Gerald Bartholomew Smith and the sole shareholder of MLAC Merger Sub is Pubco. In connection with the consummation of the Business Combination, MLAC Merger Sub will merge with and into MLAC, with MLAC continuing as the surviving company and a wholly-owned subsidiary of Pubco, and the MLAC shareholders will receive one share of Pubco Class A Stock for each MLAC Class A Ordinary Share held by such shareholder. Each holder of MLAC Rights receiving one share of Pubco Class A Stock in exchange for every ten (10) MLAC Rights held by such holder.

The mailing address of MLAC Merger Sub’s registered office is 251, Little Falls Drive, Wilmington, County of New Castle, 19808, State of Delaware.

Company Merger Sub

Company Merger Sub was incorporated as a limited liability company organized under the laws of Delaware on September 26, 2025, solely for the purpose of effectuating the Business Combination described herein. Company Merger Sub has no material assets and does not operate any business.

Prior to the consummation of the Business Combination, the sole member of Company Merger Sub is Pubco. In connection with the consummation of the Business Combination, Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving company and a wholly owned subsidiary of Pubco.

The mailing address of Company Merger Sub’s registered office is 251, Little Falls Drive, Wilmington, County of New Castle, 19808, State of Delaware.

Company

The Company is a newly formed company that will be focused exclusively on AVAX-related business lines. The Company was formed as a Delaware limited liability company on August 20, 2025, solely for the purpose of effectuating the Business Combination described herein.

On October 1, 2025, (i) the Company Unit Investors, in accordance with the provisions of the Company Unit Subscription Agreements agreed to purchase, payable in cash, USDC or AVAX, and the Company agreed to issue and sell, approximately $216 million worth of Company Units; and (ii) the Funds, in accordance with the provisions of the Contribution Agreement, performed the Dragonfly Contribution and received as consideration a total number of 5,805,638 Company Units.

Prior to the consummation of the Business Combination, the members are Seller, Mr. Gerald Bartholomew Smith, and the Company Unit Investors.

In connection with the consummation of the Business Combination, Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving company and a wholly owned subsidiary of Pubco.

The registered office of the Company is 251 Little Falls Drive, Wilmington, County of New Castle, Delaware 19808 and the telephone number is 800-927-9800.

For more information about the Company, see “Information Related to the Company.”

Seller

Seller was incorporated as a limited liability company organized under the laws of Delaware on July 18, 2018.

At the date hereof, the sole manager of Seller is Haseeb Ahmad Qureshi, and the sole member of Seller is Dragonfly Management Limited.

De-SPAC, Material Terms, Prospectus Summary [Text Block]

The Business Combination Agreement

On October 1, 2025, MLAC, Pubco, the Pubco Subsidiaries, the Company and Seller entered into the Business Combination Agreement. On January 13, 2026, and on March 17, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral entered amendments to the Business Combination Agreement, in each case effective as of October 1, 2025.

Astral is a Delaware limited partnership whose general partner is Astral Horizon GP, LLC. The limited partners of Astral are certain senior managers and employees of the Seller and the general partners of the DVs. Astral Horizon GP, LLC is managed by some of the same individuals who serve as the managers of the general partners of the DVs. Accordingly, Astral is a related party to the Seller Related Parties by virtue of common management and overlapping ownership among their respective principals. The 4,000,000 newly issued Pubco Class A Stock Astral is entitled to receive as additional consideration for the Company Merger (the “Additional Merger Consideration Shares”) are being issued to Astral in consideration for advisory and strategic services provided by Astral’s limited partners in connection with the structuring and execution of the Business Combination and the establishment of Pubco. Such services included, but were not limited to:

(i)	Executive Recruitment: Astral’s limited partners assisted in identifying, evaluating, and recruiting the Chief Executive Officer of Pubco; and
(ii)

Tax and Corporate Structuring Advisory: Astral’s limited partners provided strategic advice regarding aspects of the tax and corporate structuring of the Business Combination and post-Closing operations of Pubco.

Consequently, (i) on January 13, 2026, the Parties entered into the First Amendment to the Business Combination Agreement, pursuant to which, inter alia, the 4,000,000 Additional Merger Consideration Shares (i.e., the 2,000,000 Astral Post-Closing Shares and the 2,000,000 Astral Earnout Shares) will be issued, on the Company Merger Effective Date, to Astral, and (ii) on March 17, 2026, the Parties entered into the Second Amendment to the Business Combination Agreement, pursuant to which the issuance by Pubco to Astral of the 2,000,000 Astral Post-Closing Shares will occur on the thirtieth (30th) calendar day following the Closing Date, rather than on the Company Merger Effective Date.

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, (a) prior to the Closing, MLAC will effect the Domestication, pursuant to which MLAC will transfer by way of continuation to and become a Delaware corporation, (b) at least two hours after the Domestication, the MLAC Merger will be completed, pursuant to which MLAC Merger Sub will merge with and into MLAC, with MLAC continuing as the surviving company and a wholly owned subsidiary of Pubco and with MLAC Shareholders receiving one (1) share of Pubco Class A Stock for each MLAC Class A Ordinary Share held by such MLAC Shareholder, and with each holder of MLAC Rights receiving one (1) share of Pubco Class A Stock in exchange for every ten (10) MLAC Rights held by such holder, and (c) the Company Merger will be completed, pursuant to which Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving company, and with (i) each Company Member other than Seller Related Parties receiving one (1) share of Pubco Class A Stock for each Company Unit held immediately prior to the effective time of the Company Merger, (ii) Seller Related Parties receiving one (1) share of Pubco Class A Stock and one (1) share of Pubco Class B Stock for each Company Unit held and (iii) Astral receiving the Additional Merger Consideration Shares, as follows: (i) 2,000,000 shares of Pubco Class A Stock (the “Astral Escrow Shares”) will be issued at the Company Merger Effective Time and deposited into an escrow account with the Trustee (or another escrow agent reasonably acceptable to Seller and Pubco) (the “Astral Escrow Account”), and (ii) 2,000,000 shares of Pubco Class A Stock (the “Astral Post-Closing Shares”) will be issued and deposited into Astral’s security account on the thirtieth (30th) calendar day following the Closing Date, rather than on the Company Merger Effective Date.

The Astral Escrow Shares will be released in tranches, all as provided in the Business Combination Agreement and the escrow agreement that will be entered into by and between Seller, Pubco and the escrow agent in a form to be mutually agreed upon by the parties prior to the Closing (the “Astral Escrow Agreement”). In particular, the Astral Escrow Shares will (i) vest and be released to Astral upon the achievement of one or more Triggering Events (as defined under the Business Combination Agreement) or the occurrence of a Change in Control, and/or (ii) be transferred to Pubco in the event that, within the earn out period ending on the fifth (5th) anniversary of the Closing Date, all of the Triggering Events have not been achieved by Pubco and a Change in Control has not occured.

In particular, pursuant to the Business Combination Agreement the Astral Earnout Shares will vest and be released from the Astral Escrow Account to Astral, in the amounts specified below, upon Pubco meeting the following price milestones: (i) on the last day of any twenty (20) consecutive trading day period after the Closing Date in which the VWAP of the Pubco Class A Stock is greater than or equal to $13.00 per share (“Triggering Event I”), 666,667 shares of Pubco Class A Stock; (ii) on the last day of any twenty (20) consecutive trading day period after the Closing Date in which the VWAP of the Pubco Class A Stock is greater than or equal to $15.00 per share (“Triggering Event II”), 666,667 shares of Pubco Class A Stock; and (iii) on the last day of any twenty (20) consecutive trading day period after the Closing Date in which the VWAP of the Pubco Class A Stock is greater than or equal to $17.00 per share (“Triggering Event III,” and together with Triggering Event I and Triggering Event II, the “Triggering Events” and each a “Triggering Event”), 666,666 shares of Pubco Class A Stock.

De-SPAC, Board Determination, Prospectus Summary [Text Block]

The MLAC Board has determined that the Business Combination Proposal and each of the other Proposals are in the best interests of MLAC and the MLAC Shareholders and unanimously recommends that MLAC Shareholders vote “FOR” the Business Combination Proposal, “FOR” the Merger Proposal, “FOR” each of the Domestication and Organizational Documents Proposals, “FOR” the Nasdaq Proposal and “FOR” the Adjournment Proposal, if presented.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Prospectus Summary, Board Determination, Target Company Valuation Considered [Text Block]

In connection with its approval of the Business Combination Agreement, the MLAC Board considered the enterprise valuations, after factoring in the Company Unit Subscription, the Foundation’s token sale, and the implied value of AVAX holdings (or mNAV). Additionally, the MLAC Board considered potential valuation multiples of other digital asset tokens such as those supported by the blockchain platforms Ethereum, Stellar, Cardano, and Solana. The MLAC Board believed that the transaction structure for the Business Combination, which features a discounted mNAV, could deliver significant returns on investment to MLAC Shareholders. The MLAC Board also considered the Company’s unique relationship with the Foundation, and its potential to provide strategic exposure to the evolving Avalanche ecosystem, which the MLAC Board believes presented a compelling opportunity for value creation for MLAC Shareholders.

De-SPAC Prospectus Summary, Board Determination, Financial Projections Relied Upon [Text Block]

In approving the Business Combination, the MLAC Board considered the potential benefits of, but ultimately determined not to obtain, a fairness opinion. The MLAC Board and MLAC’s management have extensive experience in the fintech industry, operational management and investment and financial analysis, including as part of the team’s prior involvement in the proposed acquisition of W3BCLOUD Holdings Inc, a cryptocurrency data center, by Social Leverage Acquisition Corp. I. Furthermore, members of the MLAC Board have made professional investments in the digital asset space. As such, the members of the MLAC Board and management team believe that they are qualified to conduct and analyze the due diligence required to identify a business combination partner. The independent directors of the MLAC Board did not retain an unaffiliated representative to act solely on behalf of the unaffiliated MLAC Shareholders to negotiate the terms of the Business Combination and/or prepare a report concerning the approval of the Business Combination.

De-SPAC Prospectus Summary, Board Determination, Unaffiliated Party Documents Considered [Text Block]	Examples include the use of Avalanche technology in JP Morgan’s Kinexys, the California DMV’s registration of 42 million vehicle titles, Apollo’s launch of tokenized portfolios, funds and private credit, and FIFA’s launch of its own blockchain for digital collectibles and enhanced fan engagement.
De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]

Dilution

Dilution per share to Public Shareholders is determined by MLAC’s NTBV per share, as adjusted, while excluding the Business Combination, while giving effect to material probable or consummated transactions and other material effects on NTBV per share, from the Public Shareholders as set forth as follows under five redemption scenarios.

The following table illustrates NTBV per share and the change in NTBV per share, as adjusted, following the Closing, but excluding the other effects of the Business Combination, while giving effect to probable or consummated transactions that are material and other material effects on NTBV per share. These are presented in relation to the offering price per Public Share in the MLAC IPO as set forth as follows under the five redemption scenarios:

	Assuming	Assuming	Assuming	Assuming	Assuming
	No	25%	50%	75%	Maximum
	Redemptions	Redemptions	Redemptions	Redemptions	Redemptions
Public Shares	23,000,000	17,273,693	11,547,385	5,821,077	94,769
MLAC Founder Shares	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
MLAC Private Placement Shares	495,000	495,000	495,000	495,000	495,000
MLAC Representative Private Placement Shares	310,000	310,000	310,000	310,000	310,000
Total MLAC Ordinary Shares outstanding as of December 31, 2025	30,992,500	25,266,193	19,539,885	13,813,577	8,087,269
NTBV(1) as of December 31, 2025	(734,770)	(734,770)	(734,770)	(734,770)	(734,770)
Adjusted for:
MLAC shares underlying public rights	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000
MLAC Private Placement Shares to be surrendered by the Sponsor	(495,000)	(495,000)	(495,000)	(495,000)	(495,000)
MLAC Private Placement Shares to be surrendered by BTIG	(310,000)	(310,000)	(310,000)	(310,000)	(310,000)
MLAC Class B Ordinary Shares to be surrendered by the Sponsor	(4,387,500)	(4,387,500)	(4,387,500)	(4,387,500)	(4,387,500)
Total MLAC Ordinary Shares outstanding as of December 31, 2025, as adjusted	28,100,000	22,373,693	16,647,385	10,921,077	5,194,769
NTBV as of December 31, 2025(1)	(734,770)	(734,770)	(734,770)	(734,770)	(734,770)
Adjusted for(2):
Reclassification of MLAC Class A Ordinary Shares subject to redemption to equity	242,694,871	182,271,161	121,847,440	61,423,719	1,000,000
Transaction expenses to be paid by MLAC	(1,325,978)	(1,325,978)	(1,325,978)	(1,325,978)	(1,325,978)
NTBV as of December 31, 2025, as adjusted	240,635,123	180,210,413	119,786,692	59,362,971	(1,060,748)
NTBV per share as of December 31, 2025, as adjusted	$8.56	$8.05	$7.20	$5.44	$(0.20)
Dilution(3)	$1.44	$1.95	$2.80	$4.56	$10.20
(1)	NTBV is calculated as total assets minus total liabilities and MLAC Class A Ordinary Shares subject to redemption as of December 31, 2025.
(2)

NTBV is adjusted for (i) payments from the Trust Account at different levels of redemptions to Public Shareholders at the $10.55 per share redemption price as of February 28, 2026; (ii) transaction costs that have not been recorded on MLAC’s financial statements as of December 31, 2025; and (iii) the portion of the deferred underwriter fee to be forfeited by BTIG, which will have an impact on the calculation of NTBV upon the Closing.

(3)	Dilution is calculated by subtracting the NTBV per share as of December 31, 2025, as adjusted, from the $10.00 MLAC IPO per share price for the Public Shares.

De-SPAC Prospectus Summary, Board Determination, Other Factors Considered [Text Block]

The MLAC Board determined that pursuing a potential business combination with Pubco and the Company would be an attractive opportunity for MLAC and the MLAC Shareholders, which determination was based on a number of factors including, but not limited to, the following:

●	Exclusive partnership with the Foundation, which includes compelling access to AVAX. AVAT has an 18-month exclusive agreement with the Foundation on AVAX sales to any DAT company and, through its relationship with the Foundation, access to opportunities with partners, investors, builders, and service providers across the Avalanche ecosystem.
●	Differences between AVAT and other DATs in the marketplace. AVAT seeks to employ an active (instead of passive) DAT strategy, combining a targeted yield strategy with ecosystem development that is designed to provide shareholders with more holistic exposure to the growth of the Avalanche ecosystem.
●	Structural trends driving Avalanche utilization, including growth in stablecoin and digital money markets; as well as the tokenization of equities, private credit and other real world assets.
●	Avalanche’s technological strengths, including processing speed and ease of customization.
●	Attractive economics, including a discounted mNAV (calculated as the multiple of enterprise value to the market value of AVAX holdings) of approximately 0.77x at the execution of the Business Combination Agreement, assuming no redemptions from MLAC Shareholders.
●	Strategic leadership on the Pubco Board and the Advisory Board, including Advisory Board members Ava Labs founder Emin Gün Sirer, managing partner of Dragonfly Haseeb Qureshi, Blockworks Inc. Chief Executive Officer Jason Yanowitz and Aave Labs Chief Executive Officer Stani Kulechov.
●	Strong management team with institutional connectivity, Avalanche protocol expertise, and over 20 years of experience across digital assets, proprietary trading, asset management, market making and institutional capital markets.
●	Avalanche real world use cases across finance, payments, corporate/enterprise, government, gaming, sports and entertainment, which signifies the potential for significant market acceptance and adoption. Examples include the use of Avalanche technology in JP Morgan’s Kinexys, the California DMV’s registration of 42 million vehicle titles, Apollo’s launch of tokenized portfolios, funds and private credit, and FIFA’s launch of its own blockchain for digital collectibles and enhanced fan engagement.

De-SPAC, Report Concerning Approval of De-SPAC Transaction, Received, Prospectus Summary [Text Block]	MLAC did not obtain a fairness opinion (or any similar report or appraisal) in connection with the Business Combination. As a result, there is a risk that the MLAC Board may not have properly valued the Company’s business
De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

When Public Shareholders consider the recommendation of the MLAC Board in favor of approval of the Business Combination and other Proposals, Public Shareholders should keep in mind that the Sponsor and its Affiliates have interests in the Proposals that are different from or in addition to (and which may conflict with), the interests of a Public Shareholder as an MLAC Shareholder. These interests include, among other things:

●	the Sponsor paid $25,000 for the 7,187,500 MLAC Class B Ordinary Shares. Of these amounts, contemporaneously with the consummation of the Business Combination, the Sponsor shall submit for cancellation 4,387,500 MLAC Class B Ordinary Shares, as a result, the Sponsor will retain the Retained Sponsor Shares. If the Business Combination or another MLAC initial business combination is not consummated by June 16, 2026 (or such other date as approved by the MLAC Shareholders), MLAC will cease all operations except for the purpose of winding up. In such event, the 2,800,000 Retained Sponsor Shares held by the Sponsor (or any permitted distributees thereof, as applicable) will be worthless because the holders thereof entered into an agreement waiving entitlement to participate in any redemption or liquidating distributions with respect to such shares. Neither the Sponsor nor any other person received any compensation in exchange for this agreement to waive redemption and liquidation rights. Pursuant to terms of the Insider Letter and the Sponsor Lock-Up Agreement, the Retained Sponsor Shares are subject to a lock-up whereby, subject to certain limited exceptions, the Retained Sponsor Shares are not transferable until the earlier of (A) the Anniversary Release; provided that, if the VWAP of the shares of Pubco Class A Stock equals or exceeds $12.50 per share for any 20 consecutive trading days after Closing, then the Anniversary Release will be deemed to occur at 11:59 p.m. (New York City time) on such 20th consecutive trading day, or (B) subsequent to MLAC’s initial business combination, the date on which Pubco consummates a transaction which results in all of its shareholders having the right to exchange their shares for cash, securities or other properties. (The Sponsor may, on or before the Closing of the Business Combination, distribute some or all of the Retained Sponsor Shares held by it and such distributed Retained Sponsor Shares may be released from lock-up restrictions in connection with applicable stock exchange listing requirements.) In this regard, while the Retained Sponsor Shares are not the same as the MLAC Class A Ordinary Shares, are subject to certain restrictions that are not applicable to the MLAC Class A Ordinary Shares, and may become worthless if MLAC does not complete a business combination by June 16, 2026 (or such other date as approved by the MLAC Shareholders), the aggregate value of the 2,800,000 Retained Sponsor Shares owned by the Sponsor is estimated to be approximately $29.59 million, assuming the per share value of the Retained Sponsor Shares is the same as the $10.57 closing price of the MLAC Class A Ordinary Shares on Nasdaq on April 8, 2026;
●	the Sponsor has agreed that the 1,600,000 shares of Pubco Class A Stock to be issued to the Sponsor (of the total 2,800,000 Retained Sponsor Shares it will hold), will be held in escrow during the Earnout Period, subject to early release upon certain price-based Triggering Events. Additionally, any Retained Sponsor Shares that are released from escrow shall not be sold or transferred until the Anniversary Release;
●	the 495,000 MLAC Private Placement Shares held by the Sponsor (or any permitted distributees thereof, as applicable) will be forfeited immediately prior to the closing pursuant to the Sponsor Support Agreement. The Sponsor purchased the MLAC Private Placement Shares at an aggregate purchase price of $4,950,000, or $10.00 per unit, in the Private Placement consummated simultaneously with the MLAC IPO. The aggregate value of the 495,000 MLAC Private Placement Shares held by the Sponsor is estimated to be approximately $5.23 million, assuming the per unit value of the MLAC Private Placement Shares is the same as the $10.57 closing price of the MLAC Class Ordinary Shares on Nasdaq on April 8, 2026;
●	if the proposed Business Combination is consummated, immediately after the Closing the Sponsor and its Affiliates are anticipated to hold 4.9% of the outstanding shares of Pubco Common Stock, based on the assumptions set forth in the section of this proxy statement/prospectus entitled “Share Calculations and Ownership Percentages”, which also incorporate relevant assumptions further described in the section of this proxy statement/prospectus entitled “Unaudited Pro Forma Condensed Combined Financial Information” and “Beneficial Ownership of Securities” and assuming, among other assumptions further described in aforementioned sections of this proxy statement/ prospectus, no redemptions of Public Shares and no conversion of public share rights or private share rights prior to or in connection with the proposed Business Combination;
●	based on the difference in the effective purchase price of $0.003 per share paid for the MLAC Class B Ordinary Shares, as compared to the purchase price of $10.00 per Unit sold in the MLAC IPO, the Sponsor and its members may earn a positive rate of return even if the share price of Pubco after the Closing falls below the price initially paid for the MLAC Units in the MLAC IPO and the unredeeming unaffiliated Public Shareholders experience a negative rate of return following the Closing of the Business Combination;
●	if, prior to the Closing, the Sponsor provides working capital loans to MLAC, up to $1,500,000 of which may be convertible into MLAC Private Placement Shares at the option of the Sponsor, such loans may not be repaid if no business combination is consummated and MLAC is forced to liquidate; provided, however, that, as of the date of this proxy statement/prospectus, there are no such working capital loans outstanding;
●	unless MLAC consummates an initial business combination, it is possible that MLAC’s officers, directors and the Sponsor may not receive reimbursement for out-of-pocket expenses incurred by them, to the extent that such expenses exceed the amount of available funds not deposited in the Trust Account (provided, however, that, as of the date of this proxy statement/prospectus, MLAC’s officers and directors have not incurred (nor are any of them expecting to incur) out-of-pocket expenses exceeding such funds available to MLAC for reimbursement thereof, but provided, further, that if any such expenses are incurred prior to consummation of the Business Combination, MLAC’s officers, directors and the Sponsor may not receive reimbursement therefor if the proposed Business Combination is not consummated);
●	if the Trust Account is liquidated, including in the event MLAC is unable to complete an initial business combination by June 16, 2026 (or such other date as approved by the MLAC Shareholders), the Sponsor has agreed that it will be liable to MLAC, if and to the extent any claims by a third party for services rendered or products sold to MLAC (except for MLAC’s independent auditors) or a prospective target business with which MLAC has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per share due to reductions in the value of the trust assets less taxes payable, provided, however, that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under MLAC’s indemnity of the underwriters of the MLAC IPO against certain liabilities, including liabilities under the Securities Act;
●	the Sponsor and its Affiliates may benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders rather than liquidate;
●	MLAC agreed to pay Paul Grinberg (“Mr. Grinberg”), MLAC’s Chairman and Chief Executive Officer and Douglas Horlick, MLAC’s President and Chief Financial Officer, an aggregate of up to $20,000 per month for their services as executive officers and directors of MLAC, until the earlier to occur of the completion of MLAC’s initial business combination or its liquidation. As of December 31, 2025, MLAC has incurred and paid an expense of $240,000 of such fee; and
●	MLAC’s officers and directors will be eligible for continued indemnification and continued coverage under a tail policy for MLAC’s directors’ and officers’ liability insurance policy for up to a six-year period from and after the Closing for events occurring prior to the Closing, which tail policy is to be paid for by Pubco at the Closing pursuant to the Business Combination Agreement. If the Business Combination does not close, MLAC’s officers and directors may not receive this tail insurance coverage.
●	the anticipated election of Mr. Grinberg, MLAC’s Chairman and Chief Executive Officer, as director of Pubco after the consummation of the Business Combination. As such, in the future, such directors will receive any cash fees, stock options or stock awards that the Pubco Board determines to pay to such directors.
●	in addition to the interests of the Sponsor and its Affiliates in the Business Combination, MLAC Shareholders should be aware that MLAC’s underwriter for its IPO, BTIG, may also have financial interests that are different from, or in addition to, the interests of MLAC Shareholders, including the fact that:
●	pursuant to an amendment to the underwriting agreement in connection with MLAC’s IPO, BTIG may receive a deferred fee equal to $1,000,000, and such fees are payable at the closing of the Business Combination only if MLAC completes the Business Combination; and pursuant to the Sponsor Support Agreement, BTIG will forfeit its 310,000 MLAC Private Placement Shares; and
●	pursuant to the BTIG Financial Advisory Services Agreement, BTIG may receive reimbursement of all reasonable out-of-pocket expense as financial advisor to MLAC in connection with the Business Combination, (provided that, if the expense exceeding $100,000, BTIG shall submit to MLAC for its prior written approval), such reimbursement are payable at the closing of the Business Combination only if MLAC completes an initial business combination;

The MLAC Board reviewed and considered the potential conflicting interests described above with respect to the Sponsor and Affiliates and, after taking into account the factors they deemed applicable (including the potential conflicting interests), unanimously approved the Business Combination Agreement and the transactions contemplated therein.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Entity	Interest in Securities/Other Consideration to be Received	Price Paid or to be Paid or Consideration Provided
Sponsor

2,800,000 MLAC Class B Ordinary Shares, of which 1,600,000 shares (the”Sponsor Earnout Shares”) shall be held in escrow and shall vest and be released from escrow, in the amounts specified below, upon Pubco meeting the milestones specified below:

$25,000 paid to purchase the 7,187,500 MLAC Class B Ordinary Shares (of which 4,387,500 shares will be forfeited upon the Closing).
(i) Upon the occurrence of Triggering Event I, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor;
(ii) Upon the occurrence of Triggering Event II, 533,333 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor; and
(iii) Upon the occurrence of Triggering Event III, 533,334 Sponsor Earnout Shares shall be released from the escrow account to the Sponsor.

Entity	Interest in Securities/Other Consideration to be Received	Price Paid or to be Paid or Consideration Provided
Sponsor	Additional MLAC Class A Ordinary Shares and/or cash	Amounts outstanding at the Closing under any MLAC Working Capital Loan will be repaid, at the lender’s option, in either cash or by the issuance of MLAC Class A Ordinary Shares at $10.00 per share.

De-SPAC, Compensation, Prospectus Summary, Footnotes [Text Block]	Because the Sponsor acquired the 7,187,500 MLAC Class B Ordinary Shares at a nominal price, the Public Shareholders will incur substantial and immediate dilution upon the Closing of the Business Combination.
De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]

If any of the Public Shareholders exercise their redemption rights, the percentage of the issued and outstanding shares of Pubco Class A Stock held by the Public Shareholders will decrease and the percentages of issued and outstanding shares of Pubco Class A Stock held by the Company Unit Investors, the Sponsor, Seller Related Parties, Astral, and the Foundation each increase relative to the percentage held if none of the Public Shares are redeemed unless the Class A Pubco Stock cease to be nonvoting securities, in which case, the Foundation’s percentage ownership will decrease relative to the percentage held if none of the Public Shares are redeemed and the Foundation will receive a number of pre-funded warrants convertible into Pubco Class A Stock in accordance with the Token Sale Agreement, the Contribution Agreement and the Foundation warrant agreement so that its beneficial ownership in Pubco does not exceed the Maximum Percentage.

De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates NTBV per share and the change in NTBV per share, as adjusted, following the Closing, but excluding the other effects of the Business Combination, while giving effect to probable or consummated transactions that are material and other material effects on NTBV per share. These are presented in relation to the offering price per Public Share in the MLAC IPO as set forth as follows under the five redemption scenarios:

	Assuming	Assuming	Assuming	Assuming	Assuming
	No	25%	50%	75%	Maximum
	Redemptions	Redemptions	Redemptions	Redemptions	Redemptions
Public Shares	23,000,000	17,273,693	11,547,385	5,821,077	94,769
MLAC Founder Shares	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
MLAC Private Placement Shares	495,000	495,000	495,000	495,000	495,000
MLAC Representative Private Placement Shares	310,000	310,000	310,000	310,000	310,000
Total MLAC Ordinary Shares outstanding as of December 31, 2025	30,992,500	25,266,193	19,539,885	13,813,577	8,087,269
NTBV(1) as of December 31, 2025	(734,770)	(734,770)	(734,770)	(734,770)	(734,770)
Adjusted for:
MLAC shares underlying public rights	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000
MLAC Private Placement Shares to be surrendered by the Sponsor	(495,000)	(495,000)	(495,000)	(495,000)	(495,000)
MLAC Private Placement Shares to be surrendered by BTIG	(310,000)	(310,000)	(310,000)	(310,000)	(310,000)
MLAC Class B Ordinary Shares to be surrendered by the Sponsor	(4,387,500)	(4,387,500)	(4,387,500)	(4,387,500)	(4,387,500)
Total MLAC Ordinary Shares outstanding as of December 31, 2025, as adjusted	28,100,000	22,373,693	16,647,385	10,921,077	5,194,769
NTBV as of December 31, 2025(1)	(734,770)	(734,770)	(734,770)	(734,770)	(734,770)
Adjusted for(2):
Reclassification of MLAC Class A Ordinary Shares subject to redemption to equity	242,694,871	182,271,161	121,847,440	61,423,719	1,000,000
Transaction expenses to be paid by MLAC	(1,325,978)	(1,325,978)	(1,325,978)	(1,325,978)	(1,325,978)
NTBV as of December 31, 2025, as adjusted	240,635,123	180,210,413	119,786,692	59,362,971	(1,060,748)
NTBV per share as of December 31, 2025, as adjusted	$8.56	$8.05	$7.20	$5.44	$(0.20)
Dilution(3)	$1.44	$1.95	$2.80	$4.56	$10.20
(1)	NTBV is calculated as total assets minus total liabilities and MLAC Class A Ordinary Shares subject to redemption as of December 31, 2025.
(2)

NTBV is adjusted for (i) payments from the Trust Account at different levels of redemptions to Public Shareholders at the $10.55 per share redemption price as of February 28, 2026; (ii) transaction costs that have not been recorded on MLAC’s financial statements as of December 31, 2025; and (iii) the portion of the deferred underwriter fee to be forfeited by BTIG, which will have an impact on the calculation of NTBV upon the Closing.

(3)	Dilution is calculated by subtracting the NTBV per share as of December 31, 2025, as adjusted, from the $10.00 MLAC IPO per share price for the Public Shares.